UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/15

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Common Stock—98.0% †	Number of Shares	Fair Value
Australia—1.3%
Insurance Australia Group Ltd.	4,375,467	$17,699,543

Belgium—2.0%
Anheuser-Busch InBev S.A.	219,284	27,251,020

Canada—1.4%
Brookfield Asset Management Inc., Class A	197,266	6,198,733
Cenovus Energy Inc.	974,555	12,277,527
		18,476,260

China—2.2%
Baidu Inc. ADR	158,489	29,960,761	(a)

France—13.7%
Airbus Group SE	109,257	7,358,525
AXA S.A.	827,530	22,680,404
BNP Paribas S.A.	485,409	27,540,869
Credit Agricole S.A.	1,071,746	12,666,906
Safran S.A.	155,348	10,693,975
Sanofi	322,109	27,502,691
Schneider Electric SE	247,155	14,111,544
Technip S.A.	367,833	18,274,654
Total S.A.	258,122	11,570,621
Vivendi S.A.	690,149	14,889,218
Zodiac Aerospace	645,601	15,411,427
		182,700,834

Germany—9.1%
Bayer AG	174,820	21,991,227
Continental AG	130,457	31,822,202
Fresenius SE & Company KGaA	267,606	19,177,506
HeidelbergCement AG	191,505	15,731,371
Linde AG	101,708	14,793,995
SAP SE	226,732	18,073,419
		121,589,720

Hong Kong—2.5%
AIA Group Ltd.	5,550,202	33,372,182

India—2.2%
ICICI Bank Ltd.	4,369,471	17,238,461
Power Grid Corporation of India Ltd.	5,641,241	12,087,231
		29,325,692

Ireland—0.8%
Kerry Group PLC, Class A	125,323	10,388,720

Italy—1.4%
Intesa Sanpaolo S.p.A.	5,642,989	18,929,375

Japan—28.6%
Astellas Pharma Inc.	789,800	11,368,209
East Japan Railway Co.	145,800	13,877,634
FANUC Corp.	77,749	13,624,414

Fast Retailing Company Ltd.	30,559	10,832,003
Fuji Heavy Industries Ltd.	330,500	13,811,243
Hitachi Ltd.	2,726,200	15,671,203
Japan Post Holdings Company Ltd.	462,400	7,168,843	(a)
Kao Corp.	389,100	20,232,100
Keyence Corp.	28,200	15,725,142
Mitsubishi Estate Company Ltd.	1,053,724	22,104,597
Mitsubishi Heavy Industries Ltd.	3,277,400	14,529,593
Mitsubishi UFJ Financial Group Inc.	3,696,200	23,262,754
Mitsui Fudosan Company Ltd.	980,825	24,917,089
Murata Manufacturing Company Ltd.	91,379	13,346,598
Nidec Corp.	454,274	33,371,456
Rakuten Inc.	1,275,178	14,872,395	(a)
Secom Company Ltd.	160,900	11,021,373
Shimano Inc.	94,900	14,720,762
SoftBank Group Corp.	426,001	21,740,057
Sumitomo Mitsui Financial Group Inc.	627,500	24,026,477
Tokio Marine Holdings Inc.	453,646	17,769,483
Toyota Motor Corp.	407,181	25,345,786
		383,339,211

Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	1,018,790	5,592,059

Netherlands—3.1%
ASML Holding N.V.	250,917	22,500,748
ING Groep N.V.	1,405,171	19,004,144
		41,504,892

Norway—1.4%
Statoil ASA	1,293,804	18,081,259

South Korea—0.9%
Samsung Electronics Company Ltd.	11,457	12,311,475

Spain—0.8%
Banco Bilbao Vizcaya Argentaria S.A.	1,382,003	10,117,058

Sweden—5.1%
Assa Abloy AB, Class B	887,324	18,734,571
Hexagon AB, Class B	473,434	17,678,104
Svenska Cellulosa AB SCA, Class B	313,057	9,153,387
Telefonaktiebolaget LM Ericsson, Class B	2,375,012	23,185,003
		68,751,065

Switzerland—7.6%
Geberit AG	40,832	13,877,169
Givaudan S.A.	10,116	18,423,045
Nestle S.A.	194,397	14,477,819
Roche Holding AG	152,861	42,208,572
The Swatch Group AG	36,449	12,751,688
		101,738,293

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	4,557,548	19,841,366

United Kingdom—12.0%
Barclays PLC	6,994,146	22,565,685
BHP Billiton PLC	665,635	7,456,205
Capita PLC	341,098	6,073,152

HSBC Holdings PLC	1,087,040	8,590,935
International Consolidated Airlines Group S.A.	397,421	3,576,058
Johnson Matthey PLC	298,976	11,708,357
Prudential PLC	761,502	17,183,606
Shire PLC	224,012	15,511,449
Smith & Nephew PLC	1,347,864	23,998,333
Vodafone Group PLC	8,559,910	27,882,361
WPP PLC	720,435	16,596,704
		161,142,845
Total Common Stock
(Cost $1,295,899,791)		1,312,113,630

Short-Term Investments—2.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $29,504,280)		29,504,280	(d,m,n)
Total Investments
(Cost $1,325,404,071)		1,341,617,910

Liabilities in Excess of Other Assets, net—(0.2)%		(2,582,816)

NET ASSETS—100.0%		$1,339,035,094

Other Information:

The Fund had the following short futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
EURO Stoxx 50 Index Futures	March 2016	98	$(3,493,932)	$(22,234)
FTSE 100 Index Futures	March 2016	10	(913,523)	(17,410)
Topix Index Futures	March 2016	16	(2,058,274)	(20,469)

				$(60,113)

The Fund was invested in the following sectors at December 31, 2015 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	14.13%
Pharmaceuticals	8.84%
Life & Health Insurance	4.30%
Diversified Real Estate Activities	3.97%
Wireless Telecommunication Services	3.70%
Electronic Equipment & Instruments	3.66%
Electrical Components & Equipment	3.54%
Integrated Oil & Gas	3.12%
Automobile Manufacturers	2.92%
Property & Casualty Insurance	2.64%
Aerospace & Defense	2.49%
Building Products	2.43%
Auto Parts & Equipment	2.37%
Specialty Chemicals	2.25%
Internet Software & Services	2.23%
Industrial Machinery	2.10%
Brewers	2.03%
Packaged Foods & Meats	1.85%
Healthcare Equipment	1.79%
Communications Equipment	1.73%
Multi-Line Insurance	1.69%

Semiconductor Equipment	1.68%
Personal Products	1.51%
Semiconductors	1.48%
Healthcare Services	1.43%
Oil & Gas Equipment & Services	1.36%
Application Software	1.35%
Advertising	1.24%
Construction Materials	1.17%
Movies & Entertainment	1.11%
Internet Retail	1.11%
Industrial Gases	1.10%
Leisure Products	1.10%
Railroads	1.03%
Electronic Components	0.99%
Apparel, Accessories & Luxury Goods	0.95%
Technology Hardware, Storage & Peripherals	0.92%
Electric Utilities	0.90%
Security & Alarm Services	0.82%
Apparel Retail	0.81%
Household Products	0.68%
Diversified Metals & Mining	0.56%
Human Resource & Employment Services	0.45%
Airlines	0.27%

97.80%

Short-Term Investments
Short-Term Investments	2.20%

2.20%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Common Stock—97.6% †	Number of Shares	Fair Value
Air Freight & Logistics—1.0%
United Parcel Service Inc., Class B	37,200	$3,579,756

Application Software—2.3%
Intuit Inc.	83,701	8,077,146

Asset Management & Custody Banks—2.6%
State Street Corp.	138,571	9,195,572	(e)

Biotechnology—8.9%
Alexion Pharmaceuticals Inc.	52,080	9,934,260	(a)
Amgen Inc.	79,981	12,983,316
Gilead Sciences Inc.	81,841	8,281,491
		31,199,067

Cable & Satellite—8.1%
Comcast Corp., Class A	204,601	11,545,634
Liberty Global PLC, Class C	292,952	11,943,653	(a)
Sirius XM Holdings Inc.	1,209,008	4,920,663	(a)
		28,409,950

Casinos & Gaming—1.0%
Las Vegas Sands Corp.	77,191	3,384,053

Communications Equipment—2.4%
QUALCOMM Inc.	167,401	8,367,539

Data Processing & Outsourced Services—6.3%
PayPal Holdings Inc.	167,401	6,059,916	(a)
Visa Inc., Class A	204,601	15,866,808
		21,926,724

Fertilizers & Agricultural Chemicals—2.8%
Monsanto Co.	97,651	9,620,577

Healthcare Equipment—6.6%
Abbott Laboratories	223,202	10,024,002
Medtronic PLC	169,261	13,019,556
		23,043,558

Healthcare Supplies—1.8%
The Cooper Companies Inc.	45,570	6,115,494

Home Improvement Retail—3.1%
Lowe’s Companies Inc.	144,151	10,961,242

Internet Retail—4.5%
Amazon.com Inc.	23,529	15,903,016	(a)

Internet Software & Services—14.7%
Alphabet Inc., Class C	23,250	17,643,960	(a)
Baidu Inc. ADR	68,820	13,009,733	(a)
eBay Inc.	274,352	7,539,193	(a)
Facebook Inc., Class A	79,051	8,273,478	(a)
LinkedIn Corp., Class A	22,320	5,023,785	(a)
		51,490,149

Investment Banking & Brokerage—3.2%
The Charles Schwab Corp.	334,802	11,025,030

Movies & Entertainment—2.7%
The Walt Disney Co.	89,281	9,381,647

Oil & Gas Equipment & Services—2.2%
Schlumberger Ltd.	109,741	7,654,435

Pharmaceuticals—4.5%
Allergan PLC	50,220	15,693,750	(a)

Soft Drinks—3.2%
PepsiCo Inc.	113,461	11,337,023

Specialized Finance—6.4%
CME Group Inc.	125,551	11,374,921
McGraw Hill Financial Inc.	111,601	11,001,626
		22,376,547

Specialized REITs—3.2%
American Tower Corp.	116,251	11,270,534

Technology Hardware, Storage & Peripherals—4.2%
Apple Inc.	139,501	14,683,875

Trading Companies & Distributors—1.9%
United Rentals Inc.	93,001	6,746,293	(a)

Total Common Stock
(Cost $268,065,577)		341,442,977

Short-Term Investments—3.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $13,868,022)		13,868,022	(d,m,n)
Total Investments
(Cost $281,933,599)		355,310,999

Liabilities in Excess of Other Assets, net—(1.5)%		(5,417,867)

NET ASSETS—100.0%		$349,893,132

Other Information:

The Fund had the following short futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2016	1	$(101,770)	$(60)

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Common Stock—95.0% †	Number of Shares	Fair Value
Aerospace & Defense—4.7%
General Dynamics Corp.	2,037	$279,802
Hexcel Corp.	11,882	551,919
Honeywell International Inc.	12,764	1,321,967
The Boeing Co.	5,364	775,581
		2,929,269

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	16,323	598,728

Airlines—1.3%
Delta Air Lines Inc.	15,705	796,086

Asset Management & Custody Banks—4.6%
Ameriprise Financial Inc.	9,166	975,446
Invesco Ltd.	29,496	987,526
State Street Corp.	13,579	901,102	(e)
		2,864,074

Auto Parts & Equipment—1.7%
Delphi Automotive PLC	12,425	1,065,195

Automobile Manufacturers—1.5%
Ford Motor Co.	67,897	956,669

Automotive Retail—0.5%
Advance Auto Parts Inc.	2,037	306,589

Biotechnology—4.0%
Amgen Inc.	8,148	1,322,665
Gilead Sciences Inc.	11,507	1,164,393
		2,487,058

Broadcasting—0.7%
CBS Corp., Class B	8,827	416,016

Cable & Satellite—2.2%
Comcast Corp., Class A	24,154	1,363,010

Communications Equipment—3.5%
Cisco Systems Inc.	57,033	1,548,731
QUALCOMM Inc.	11,907	595,172
		2,143,903

Consumer Finance—1.6%
Discover Financial Services	18,332	982,962

Diversified Banks—8.2%
Bank of America Corp.	89,323	1,503,306
Citigroup Inc.	8,148	421,659
JPMorgan Chase & Co.	25,356	1,674,257
Wells Fargo & Co.	27,720	1,506,859
		5,106,081

Drug Retail—0.8%
CVS Health Corp.	5,040	492,761

Electric Utilities—1.7%
NextEra Energy Inc.	10,363	1,076,612

General Merchandise Stores—1.8%
Dollar General Corp.	15,820	1,136,983

Healthcare Distributors—1.7%
Cardinal Health Inc.	12,014	1,072,490

Healthcare Equipment—2.9%
Boston Scientific Corp.	65,860	1,214,458	(a)
Stryker Corp.	5,958	553,737
		1,768,195

Home Improvement Retail—1.8%
Lowe’s Companies Inc.	14,462	1,099,690

Household Products—0.8%
The Procter & Gamble Co.	6,138	487,419

Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	19,444	281,355	(a)

Industrial Machinery—1.5%
Ingersoll-Rand PLC	16,974	938,492

Integrated Oil & Gas—4.5%
Cenovus Energy Inc.	20,060	253,157
Exxon Mobil Corp.	19,275	1,502,487
Occidental Petroleum Corp.	15,392	1,040,653
		2,796,297

Integrated Telecommunication Services—1.4%
Verizon Communications Inc.	19,011	878,688

Internet Software & Services—4.4%
Alphabet Inc., Class A	2,795	2,174,538	(a)
eBay Inc.	19,193	527,424	(a)
		2,701,962

IT Consulting & Other Services—0.9%
Cognizant Technology Solutions Corp., Class A	9,029	541,921	(a)

Life & Health Insurance—1.2%
Lincoln National Corp.	14,938	750,784

Movies & Entertainment—1.6%
Time Warner Inc.	14,937	965,976

Multi-Line Insurance—1.5%
The Hartford Financial Services Group Inc.	21,931	953,121

Oil & Gas Equipment & Services—1.5%
Schlumberger Ltd.	13,710	956,272

Oil & Gas Exploration & Production—1.8%
Hess Corp.	16,216	786,152
Marathon Oil Corp.	24,648	310,318
		1,096,470

Packaged Foods & Meats—1.3%
Mondelez International Inc., Class A	18,262	818,868

Paper Packaging—0.5%
Packaging Corporation of America	4,753	299,677

Pharmaceuticals—8.6%
Allergan PLC	4,743	1,482,188	(a)
Johnson & Johnson	17,864	1,834,990
Merck & Company Inc.	25,801	1,362,809
Pfizer Inc.	21,048	679,429
		5,359,416

Property & Casualty Insurance—1.0%
ACE Ltd.	5,069	592,313

Railroads—0.5%
CSX Corp.	11,542	299,515

Regional Banks—0.5%
First Republic Bank	5,024	331,885

Research & Consulting Services—1.7%
Nielsen Holdings PLC	22,450	1,046,170

Semiconductor Equipment—1.6%
Applied Materials Inc.	54,317	1,014,098

Soft Drinks—2.5%
PepsiCo Inc.	15,277	1,526,478

Specialized REITs—2.5%
American Tower Corp.	11,542	1,118,997
Extra Space Storage Inc.	5,228	461,162
		1,580,159

Systems Software—2.4%
Oracle Corp.	27,838	1,016,922
VMware Inc., Class A	8,361	472,982	(a)
		1,489,904

Technology Hardware, Storage & Peripherals—3.8%
Apple Inc.	16,159	1,700,896
HP Inc.	31,233	369,799
Western Digital Corp.	4,753	285,418
		2,356,113

Trading Companies & Distributors—0.3%
United Rentals Inc.	2,716	197,019	(a)

Total Common Stock
(Cost $54,933,325)		58,922,743

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	8,299	197,350	(n)
Industrial Select Sector SPDR Fund	14,915	790,644	(n)

Total Exchange Traded Funds
(Cost $718,004)		987,994

Total Investments in Securities
(Cost $55,651,329)		59,910,737

Short-Term Investments—3.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $2,020,584)		2,020,584	(d,m,n)

Total Investments
(Cost $57,671,913)		61,931,321
Other Assets and Liabilities, net—0.2%		102,442

NET ASSETS—100.0%		$62,033,763

Other Information:

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2016	9	$915,930	$11,566

GE Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Common Stock—93.5% †	Number of Shares	Fair Value
Aerospace & Defense—3.1%
General Dynamics Corp.	32,592	$4,476,837
Hexcel Corp.	96,998	4,505,557
Honeywell International Inc.	69,321	7,179,576
The Boeing Co.	20,434	2,954,552
		19,116,522

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	132,981	4,877,743

Air Freight & Logistics—0.3%
United Parcel Service Inc., Class B	20,693	1,991,287

Airlines—1.0%
Delta Air Lines Inc.	121,911	6,179,669

Application Software—0.7%
Intuit Inc.	46,559	4,492,944

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	65,959	7,019,357
Invesco Ltd.	260,838	8,732,856
State Street Corp.	128,813	8,548,031	(e)
		24,300,244

Auto Parts & Equipment—0.7%
Delphi Automotive PLC	47,335	4,058,030

Automobile Manufacturers—0.6%
Ford Motor Co.	258,661	3,644,533

Automotive Retail—0.2%
Advance Auto Parts Inc.	7,760	1,167,958

Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	28,970	5,526,028	(a)
Amgen Inc.	102,171	16,585,418
Gilead Sciences Inc.	89,233	9,029,487
		31,140,933

Broadcasting—0.3%
CBS Corp., Class B	33,626	1,584,793

Cable & Satellite—4.2%
Comcast Corp., Class A	296,358	16,723,482
Liberty Global PLC, Class C	162,956	6,643,716	(a)
Sirius XM Holdings Inc.	672,519	2,737,152	(a)
		26,104,350

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	42,938	1,882,402

Communications Equipment—3.8%
Cisco Systems Inc.	472,056	12,818,681
QUALCOMM Inc.	210,967	10,545,185
		23,363,866

Consumer Finance—1.4%
Discover Financial Services	156,490	8,390,994

Data Processing & Outsourced Services—2.0%
PayPal Holdings Inc.	93,118	3,370,872	(a)
Visa Inc., Class A	113,811	8,826,043
		12,196,915

Diversified Banks—6.6%
Bank of America Corp.	705,270	11,869,694
Citigroup Inc.	31,039	1,606,268
JPMorgan Chase & Co.	233,686	15,430,287
Wells Fargo & Co.	220,775	12,001,329
		40,907,578

Diversified Chemicals—0.1%
The Dow Chemical Co.	18,106	932,097

Drug Retail—0.3%
CVS Health Corp.	19,200	1,877,184

Electric Utilities—0.7%
NextEra Energy Inc.	39,480	4,101,577

Fertilizers & Agricultural Chemicals—0.9%
Monsanto Co.	54,319	5,351,508

General Merchandise Stores—0.7%
Dollar General Corp.	60,108	4,319,962

Healthcare Distributors—0.7%
Cardinal Health Inc.	45,769	4,085,799

Healthcare Equipment—4.6%
Abbott Laboratories	124,157	5,575,891	(m)
Boston Scientific Corp.	431,964	7,965,416	(a)
Medtronic PLC	167,871	12,912,638
Stryker Corp.	22,696	2,109,366
		28,563,311

Healthcare Supplies—0.5%
The Cooper Companies Inc.	25,349	3,401,836

Home Improvement Retail—1.7%
Lowe’s Companies Inc.	135,280	10,286,691

Household Products—0.3%
The Procter & Gamble Co.	23,386	1,857,082

Independent Power Producers & Energy Traders—0.2%
Calpine Corp.	74,355	1,075,917	(a)

Industrial Machinery—1.2%
Ingersoll-Rand PLC	139,677	7,722,741

Integrated Oil & Gas—4.7%
Cenovus Energy Inc.	237,648	2,999,118
Chevron Corp.	60,785	5,468,219
Exxon Mobil Corp.	166,638	12,989,432
Occidental Petroleum Corp.	118,360	8,002,319
		29,459,088

Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	72,425	3,347,484

Internet Retail—1.4%
Amazon.com Inc.	13,088	8,846,048	(a)

Internet Software & Services—6.3%
Alphabet Inc., Class A	10,649	8,285,029	(a)
Alphabet Inc., Class C	12,933	9,814,595	(a)
Baidu Inc. ADR	38,282	7,236,829	(a,m)
eBay Inc.	225,728	6,203,005	(a)
Facebook Inc., Class A	43,972	4,602,110	(a)
LinkedIn Corp., Class A	12,416	2,794,593	(a)
		38,936,161

Investment Banking & Brokerage—1.0%
The Charles Schwab Corp.	186,236	6,132,751

IT Consulting & Other Services—0.3%
Cognizant Technology Solutions Corp., Class A	34,395	2,064,388	(a)

Life & Health Insurance—0.5%
Lincoln National Corp.	56,905	2,860,045

Movies & Entertainment—2.0%
The Walt Disney Co.	49,663	5,218,588
Time Warner Inc.	112,518	7,276,539
		12,495,127

Multi-Line Insurance—1.7%
American International Group Inc.	43,972	2,724,945
The Hartford Financial Services Group Inc.	187,012	8,127,541
		10,852,486

Multi-Utilities—0.7%
Dominion Resources Inc.	68,804	4,653,903

Oil & Gas Equipment & Services—1.3%
Schlumberger Ltd.	113,478	7,915,091

Oil & Gas Exploration & Production—1.2%
Hess Corp.	124,138	6,018,210
Marathon Oil Corp.	94,707	1,192,361
		7,210,571

Packaged Foods & Meats—1.0%
Mondelez International Inc., Class A	141,993	6,366,966

Paper Packaging—0.2%
Packaging Corporation of America	18,106	1,141,583

Pharmaceuticals—8.2%
Allergan PLC	65,147	20,358,438	(a)
Johnson & Johnson	130,695	13,424,990
Merck & Company Inc.	204,342	10,793,344
Pfizer Inc.	203,049	6,554,422
		51,131,194

Property & Casualty Insurance—1.0%
ACE Ltd.	51,944	6,069,656

Railroads—0.2%
CSX Corp.	43,972	1,141,073

Regional Banks—0.2%
First Republic Bank	19,139	1,264,322

Research & Consulting Services—1.2%
Nielsen Holdings PLC	163,128	7,601,765

Semiconductor Equipment—1.1%
Applied Materials Inc.	380,232	7,098,931

Soft Drinks—2.0%
PepsiCo Inc.	121,312	12,121,495

Specialized Finance—2.0%
CME Group Inc.	69,838	6,327,323
McGraw Hill Financial Inc.	62,079	6,119,748
		12,447,071

Specialized REITs—2.0%
American Tower Corp.	108,638	10,532,454
Extra Space Storage Inc.	19,917	1,756,879
		12,289,333

Systems Software—1.5%
Microsoft Corp.	68,545	3,802,876
Oracle Corp.	106,051	3,874,043
VMware Inc., Class A	31,852	1,801,868	(a)
		9,478,787

Technology Hardware, Storage & Peripherals—3.8%
Apple Inc.	139,160	14,647,982
HP Inc.	315,566	3,736,301
Western Digital Corp.	82,772	4,970,459
		23,354,742

Trading Companies & Distributors—0.7%
United Rentals Inc.	62,079	4,503,211	(a)

Total Common Stock
(Cost $514,610,463)		579,759,738

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	75,807	1,802,691	(m,n)
Industrial Select Sector SPDR Fund	136,399	7,230,511	(m,n)

Total Exchange Traded Funds
(Cost $6,582,378)		9,033,202

Total Investments in Securities
(Cost $521,192,841)		588,792,940

Short-Term Investments—0.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $3,528,038)		3,528,038	(d,m,n)

Total Investments
(Cost $524,720,879)		592,320,978

Other Assets and Liabilities, net—4.5%		27,587,642

NET ASSETS—100.0%		$619,908,620

Other Information:

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2016	162	$16,486,740	$(297,289)

GE Institutional S&P 500 Index Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Common Stock—95.9% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	238	$18,007
The Interpublic Group of Companies Inc.	396	9,219
		27,226

Aerospace & Defense—2.6%
General Dynamics Corp.	294	40,384
Honeywell International Inc.	763	79,024
L-3 Communications Holdings Inc.	76	9,083
Lockheed Martin Corp.	262	56,893
Northrop Grumman Corp.	180	33,986
Precision Castparts Corp.	136	31,553
Raytheon Co.	298	37,110
Rockwell Collins Inc.	129	11,907
Textron Inc.	267	11,217
The Boeing Co.	624	90,224
United Technologies Corp.	817	78,489
		479,870

Agricultural & Farm Machinery—0.1%
Deere & Co.	307	23,415

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	588	21,568

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	140	8,683
Expeditors International of Washington Inc.	181	8,163
FedEx Corp.	260	38,737
United Parcel Service Inc., Class B	689	66,303
		121,886

Airlines—0.6%
American Airlines Group Inc.	622	26,342
Delta Air Lines Inc.	777	39,386
Southwest Airlines Co.	642	27,644
United Continental Holdings Inc.	367	21,029	(a)
		114,401

Alternative Carriers—0.1%
Level 3 Communications Inc.	283	15,384	(a)

Aluminum—0.1%
Alcoa Inc.	1,283	12,663

Apparel Retail—0.5%
L Brands Inc.	251	24,051
Ross Stores Inc.	399	21,470
The Gap Inc.	220	5,434
The TJX Companies Inc.	662	46,942
Urban Outfitters Inc.	78	1,775	(a)
		99,672

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	270	8,837
Fossil Group Inc.	75	2,742	(a)
Hanesbrands Inc.	383	11,272

Michael Kors Holdings Ltd.	178	7,131	(a)
PVH Corp.	113	8,322
Ralph Lauren Corp.	57	6,354
Under Armour Inc., Class A	177	14,268	(a)
VF Corp.	336	20,916
		79,842

Application Software—0.8%
Adobe Systems Inc.	493	46,312	(a)
Autodesk Inc.	222	13,526	(a)
Citrix Systems Inc.	150	11,348	(a)
Intuit Inc.	260	25,090
salesforce.com Inc.	617	48,373	(a)
		144,649

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	53	8,467	(a)
Ameriprise Financial Inc.	171	18,198
BlackRock Inc.	125	42,565
Franklin Resources Inc.	371	13,660
Invesco Ltd.	415	13,894
Legg Mason Inc.	102	4,002
Northern Trust Corp.	213	15,355
State Street Corp.	398	26,411	(e)
T Rowe Price Group Inc.	247	17,658
The Bank of New York Mellon Corp.	1,081	44,559
		204,769

Auto Parts & Equipment—0.3%
BorgWarner Inc.	218	9,424
Delphi Automotive PLC	276	23,662
Johnson Controls Inc.	639	25,234
		58,320

Automobile Manufacturers—0.6%
Ford Motor Co.	3,857	54,345
General Motors Co.	1,401	47,648
		101,993

Automotive Retail—0.4%
Advance Auto Parts Inc.	72	10,837
AutoNation Inc.	102	6,085	(a)
AutoZone Inc.	30	22,257	(a)
CarMax Inc.	198	10,686	(a)
O’Reilly Automotive Inc.	97	24,582	(a)
		74,447

Biotechnology—3.6%
AbbVie Inc.	1,620	95,969
Alexion Pharmaceuticals Inc.	223	42,537	(a)
Amgen Inc.	748	121,423
Baxalta Inc.	534	20,842
Biogen Inc.	221	67,703	(a)
Celgene Corp.	779	93,293	(a)
Gilead Sciences Inc.	1,429	144,600
Regeneron Pharmaceuticals Inc.	77	41,801	(a)
Vertex Pharmaceuticals Inc.	243	30,577	(a)
		658,745

Brewers—0.1%
Molson Coors Brewing Co., Class B	155	14,558

Broadcasting—0.3%
CBS Corp., Class B	427	20,124
Discovery Communications Inc., Class A	240	6,403	(a)
Discovery Communications Inc., Class C	350	8,827	(a)
Scripps Networks Interactive Inc., Class A	137	7,564
TEGNA Inc.	213	5,436
		48,354

Building Products—0.1%
Allegion PLC	128	8,438
Masco Corp.	328	9,282
		17,720

Cable & Satellite—1.1%
Cablevision Systems Corp., Class A	215	6,859
Comcast Corp., Class A	2,421	136,617
Time Warner Cable Inc.	280	51,965
		195,441

Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	113	7,818

Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	312	2,465

Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	355	30,850

Communications Equipment—1.4%
Cisco Systems Inc.	5,033	136,671
F5 Networks Inc.	96	9,308	(a)
Harris Corp.	121	10,515
Juniper Networks Inc.	346	9,549
Motorola Solutions Inc.	157	10,747
QUALCOMM Inc.	1,489	74,428
		251,218

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	290	8,831
GameStop Corp., Class A	137	3,841
		12,672

Construction & Engineering—0.1%
Fluor Corp.	137	6,469
Jacobs Engineering Group Inc.	173	7,257	(a)
Quanta Services Inc.	291	5,893	(a)
		19,619

Construction Machinery & Heavy Trucks—0.4%
Caterpillar Inc.	575	39,077
Cummins Inc.	161	14,169
PACCAR Inc.	347	16,448
		69,694

Construction Materials—0.1%
Martin Marietta Materials Inc.	64	8,741
Vulcan Materials Co.	130	12,346
		21,087

Consumer Electronics—0.1%
Garmin Ltd.	112	4,163
Harman International Industries Inc.	69	6,501
		10,664

Consumer Finance—0.8%
American Express Co.	828	57,587
Capital One Financial Corp.	526	37,967
Discover Financial Services	421	22,574
Navient Corp.	564	6,458
Synchrony Financial	822	24,997	(a)
		149,583

Data Processing & Outsourced Services—2.3%
Alliance Data Systems Corp.	60	16,594	(a)
Automatic Data Processing Inc.	456	38,632
Fidelity National Information Services Inc.	272	16,483
Fiserv Inc.	225	20,579	(a)
Mastercard Inc., Class A	981	95,510
Paychex Inc.	315	16,660
PayPal Holdings Inc.	1,099	39,784	(a)
The Western Union Co.	492	8,812
Total System Services Inc.	164	8,167
Visa Inc., Class A	1,930	149,672
Xerox Corp.	928	9,865
		420,758

Department Stores—0.1%
Kohl’s Corp.	185	8,811
Macy’s Inc.	307	10,739
Nordstrom Inc.	132	6,575
		26,125

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	99	9,829
Constellation Brands Inc., Class A	171	24,357
		34,186

Distributors—0.1%
Genuine Parts Co.	148	12,712

Diversified Banks—4.8%
Bank of America Corp.	10,327	173,803
Citigroup Inc.	2,954	152,869
Comerica Inc.	171	7,153
JPMorgan Chase & Co.	3,652	241,142
U.S. Bancorp	1,628	69,467
Wells Fargo & Co.	4,611	250,654
		895,088

Diversified Chemicals—0.7%
Eastman Chemical Co.	145	9,789
EI du Pont de Nemours & Co.	867	57,742
The Dow Chemical Co.	1,113	57,297
		124,828

Diversified Metals & Mining—0.0% *
Freeport-McMoRan Inc.	1,121	7,589

Diversified Support Services—0.0% *
Cintas Corp.	85	7,739

Drug Retail—1.0%
CVS Health Corp.	1,098	107,351
Walgreens Boots Alliance Inc.	863	73,489
		180,840

Electric Utilities—1.7%
American Electric Power Company Inc.	484	28,203
Duke Energy Corp.	681	48,617
Edison International	320	18,947
Entergy Corp.	175	11,963
Eversource Energy	311	15,883
Exelon Corp.	906	25,160
FirstEnergy Corp.	414	13,136
NextEra Energy Inc.	456	47,374
Pepco Holdings Inc.	341	8,869
Pinnacle West Capital Corp.	149	9,607
PPL Corp.	662	22,594
The Southern Co.	899	42,064
Xcel Energy Inc.	499	17,919
		310,336

Electrical Components & Equipment—0.4%
AMETEK Inc.	233	12,487
Eaton Corporation PLC	456	23,730
Emerson Electric Co.	646	30,898
Rockwell Automation Inc.	129	13,237
		80,352

Electronic Components—0.2%
Amphenol Corp., Class A	303	15,826
Corning Inc.	1,165	21,296
		37,122

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	179	5,025

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	381	24,616

Environmental & Facilities Services—0.2%
Republic Services Inc.	234	10,294
Stericycle Inc.	83	10,010	(a)
Waste Management Inc.	409	21,828
		42,132

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	227	9,264
FMC Corp.	128	5,009
Monsanto Co.	435	42,856
The Mosaic Co.	327	9,022
		66,151

Food Distributors—0.1%
Sysco Corp.	517	21,197

Food Retail—0.3%
The Kroger Co.	962	40,240
Whole Foods Market Inc.	333	11,156
		51,396

Footwear—0.5%
NIKE Inc., Class B	1,337	83,562

Gas Utilities—0.0% *
AGL Resources Inc.	117	7,466

General Merchandise Stores—0.4%
Dollar General Corp.	286	20,555
Dollar Tree Inc.	231	17,838	(a)
Target Corp.	609	44,219
		82,612

Gold—0.1%
Newmont Mining Corp.	515	9,265

Health Care REITs—0.3%
HCP Inc.	457	17,476
Ventas Inc.	327	18,453
Welltower Inc.	349	23,742
		59,671

Healthcare Distributors—0.6%
AmerisourceBergen Corp.	192	19,912
Cardinal Health Inc.	325	29,013
Henry Schein Inc.	81	12,813	(a)
McKesson Corp.	228	44,968
Patterson Companies Inc.	79	3,572
		110,278

Healthcare Equipment—2.0%
Abbott Laboratories	1,477	66,332
Baxter International Inc.	538	20,525
Becton Dickinson and Co.	208	32,051
Boston Scientific Corp.	1,326	24,451	(a)
CR Bard Inc.	72	13,640
Edwards Lifesciences Corp.	212	16,744	(a)
Intuitive Surgical Inc.	37	20,208	(a)
Medtronic PLC	1,394	107,226
St Jude Medical Inc.	278	17,172
Stryker Corp.	312	28,997
Varian Medical Systems Inc.	94	7,595	(a)
Zimmer Biomet Holdings Inc.	168	17,235
		372,176

Healthcare Facilities—0.2%
HCA Holdings Inc.	309	20,898	(a)
Tenet Healthcare Corp.	149	4,515	(a)
Universal Health Services Inc., Class B	89	10,634
		36,047

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	163	11,363	(a)
Express Scripts Holding Co.	669	58,477	(a)
Laboratory Corporation of America Holdings	99	12,240	(a)
Quest Diagnostics Inc.	140	9,960
		92,040

Healthcare Supplies—0.0% *
DENTSPLY International Inc.	136	8,276

Healthcare Technology—0.1%
Cerner Corp.	299	17,991	(a)

Home Building—0.1%
DR Horton Inc.	320	10,250
Lennar Corp., Class A	174	8,510
PulteGroup Inc.	453	8,072
		26,832

Home Entertainment Software—0.2%
Activision Blizzard Inc.	496	19,200
Electronic Arts Inc.	306	21,028	(a)
		40,228

Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	162	7,817	(a)

Home Furnishings—0.1%
Leggett & Platt Inc.	183	7,690
Mohawk Industries Inc.	62	11,742	(a)
		19,432

Home Improvement Retail—1.3%
Lowe’s Companies Inc.	906	68,892
The Home Depot Inc.	1,257	166,238
		235,130

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	735	11,275

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	454	24,734
Marriott International Inc., Class A	189	12,671
Royal Caribbean Cruises Ltd.	169	17,105
Starwood Hotels & Resorts Worldwide Inc.	165	11,431
Wyndham Worldwide Corp.	113	8,209
		74,150

Household Appliances—0.1%
Whirlpool Corp.	76	11,162

Household Products—1.9%
Church & Dwight Company Inc.	128	10,865
Colgate-Palmolive Co.	888	59,158
Kimberly-Clark Corp.	359	45,701
The Clorox Co.	127	16,107
The Procter & Gamble Co.	2,699	214,328
		346,159

Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	261	11,505

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	186	8,768

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	433	69,930
Wal-Mart Stores Inc.	1,555	95,321
		165,251

Independent Power Producers & Energy Traders—0.1%
AES Corp.	649	6,211
NRG Energy Inc.	462	5,438
		11,649

Industrial Conglomerates—2.5%
3M Co.	610	91,890
Danaher Corp.	590	54,799
General Electric Co.	9,364	291,689	(j)
Roper Technologies Inc.	99	18,789
		457,167

Industrial Gases—0.3%
Air Products & Chemicals Inc.	191	24,851
Airgas Inc.	63	8,714
Praxair Inc.	281	28,775
		62,340

Industrial Machinery—0.6%
Dover Corp.	151	9,258
Flowserve Corp.	126	5,302
Illinois Tool Works Inc.	323	29,936
Ingersoll-Rand PLC	256	14,154
Parker-Hannifin Corp.	133	12,898
Pentair PLC	175	8,668
Snap-on Inc.	57	9,772
Stanley Black & Decker Inc.	147	15,689
Xylem Inc.	244	8,906
		114,583

Industrial REITs—0.1%
Prologis Inc.	516	22,147

Insurance Brokers—0.3%
Aon PLC	270	24,896
Marsh & McLennan Companies Inc.	515	28,557
		53,453

Integrated Oil & Gas—2.9%
Chevron Corp.	1,866	167,865
Exxon Mobil Corp.	4,131	322,012
Occidental Petroleum Corp.	756	51,113
		540,990

Integrated Telecommunication Services—2.2%
AT&T Inc.	6,103	210,004
CenturyLink Inc.	538	13,536
Frontier Communications Corp.	1,121	5,235
Verizon Communications Inc.	4,036	186,544
		415,319

Internet Retail—2.1%
Amazon.com Inc.	381	257,514	(a)
Expedia Inc.	115	14,294
Netflix Inc.	423	48,383	(a)
The Priceline Group Inc.	49	62,473	(a)
TripAdvisor Inc.	110	9,377	(a)
		392,041

Internet Software & Services—4.1%
Akamai Technologies Inc.	173	9,105	(a)
Alphabet Inc., Class A	289	224,845	(a)
Alphabet Inc., Class C	295	223,870	(a)
eBay Inc.	1,090	29,953	(a)
Facebook Inc., Class A	2,252	235,694	(a)
VeriSign Inc.	95	8,299	(a)
Yahoo! Inc.	857	28,504	(a)
		760,270

Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	285	8,448	(a)
Morgan Stanley	1,494	47,524
The Charles Schwab Corp.	1,184	38,989
The Goldman Sachs Group Inc.	393	70,830
		165,791

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	619	64,685
Cognizant Technology Solutions Corp., Class A	601	36,072	(a)
CSRA Inc.	194	5,820
International Business Machines Corp.	885	121,794
Teradata Corp.	125	3,303	(a)
		231,674

Leisure Products—0.1%
Hasbro Inc.	109	7,342
Mattel Inc.	330	8,966
		16,308

Life & Health Insurance—0.8%
Aflac Inc.	421	25,218
Lincoln National Corp.	242	12,163
MetLife Inc.	1,100	53,031
Principal Financial Group Inc.	266	11,965
Prudential Financial Inc.	444	36,146
Torchmark Corp.	111	6,345
Unum Group	236	7,856
		152,724

Life Sciences Tools & Services—0.6%
Agilent Technologies Inc.	325	13,588
Illumina Inc.	144	27,640	(a)
PerkinElmer Inc.	148	7,928
Thermo Fisher Scientific Inc.	395	56,031
Waters Corp.	80	10,767	(a)
		115,954

Managed Healthcare—1.3%
Aetna Inc.	345	37,301
Anthem Inc.	258	35,976
Cigna Corp.	255	37,314
Humana Inc.	146	26,062
UnitedHealth Group Inc.	945	111,170
		247,823

Metal & Glass Containers—0.1%
Ball Corp.	133	9,673
Owens-Illinois Inc.	210	3,658	(a)
		13,331

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	187	8,488

Movies & Entertainment—1.4%
The Walt Disney Co.	1,508	158,461
Time Warner Inc.	791	51,154
Twenty-First Century Fox Inc., Class A	1,356	36,829
Twenty-First Century Fox Inc., Class B	200	5,446
Viacom Inc., Class B	340	13,994
		265,884

Multi-Line Insurance—0.6%
American International Group Inc.	1,225	75,913
Assurant Inc.	63	5,074
Loews Corp.	273	10,483
The Hartford Financial Services Group Inc.	403	17,515
		108,985

Multi-Sector Holdings—1.4%
Berkshire Hathaway Inc., Class B	1,859	245,462	(a)
Leucadia National Corp.	430	7,478
		252,940

Multi-Utilities—1.1%
Ameren Corp.	237	10,246
CenterPoint Energy Inc.	417	7,656
CMS Energy Corp.	270	9,742
Consolidated Edison Inc.	288	18,510
Dominion Resources Inc.	588	39,772
DTE Energy Co.	176	14,113
NiSource Inc.	307	5,990
PG&E Corp.	484	25,744
Public Service Enterprise Group Inc.	498	19,268
SCANA Corp.	139	8,408
Sempra Energy	232	21,810
TECO Energy Inc.	302	8,048
WEC Energy Group Inc.	310	15,906
		205,213

Office REITs—0.3%
Boston Properties Inc.	151	19,259
SL Green Realty Corp.	97	10,959
Vornado Realty Trust	174	17,393
		47,611

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	320	6,608

Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	177	3,735
Ensco PLC, Class A	222	3,417
Helmerich & Payne Inc.	146	7,818
Transocean Ltd.	441	5,459
		20,429

Oil & Gas Equipment & Services—0.9%
Baker Hughes Inc.	429	19,798
Cameron International Corp.	187	11,819	(a)
FMC Technologies Inc.	220	6,382	(a)
Halliburton Co.	844	28,730
National Oilwell Varco Inc.	368	12,324
Schlumberger Ltd.	1,249	87,118
		166,171

Oil & Gas Exploration & Production—1.3%
Anadarko Petroleum Corp.	501	24,339
Apache Corp.	371	16,498
Cabot Oil & Gas Corp.	400	7,076
Chesapeake Energy Corp.	713	3,208
Cimarex Energy Co.	92	8,223
ConocoPhillips	1,222	57,055
Devon Energy Corp.	378	12,096

EOG Resources Inc.	543	38,439
EQT Corp.	148	7,715
Hess Corp.	235	11,393
Marathon Oil Corp.	658	8,284
Murphy Oil Corp.	282	6,331
Newfield Exploration Co.	216	7,033	(a)
Noble Energy Inc.	417	13,732
Pioneer Natural Resources Co.	147	18,431
Range Resources Corp.	231	5,685
Southwestern Energy Co.	525	3,733	(a)
		249,271

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	526	27,268
Phillips 66	469	38,364
Tesoro Corp.	118	12,434
Valero Energy Corp.	476	33,658
		111,724

Oil & Gas Storage & Transportation—0.4%
Columbia Pipeline Group Inc.	377	7,540
Kinder Morgan Inc.	1,804	26,916
ONEOK Inc.	200	4,932
Spectra Energy Corp.	659	15,776
The Williams Companies Inc.	670	17,219
		72,383

Packaged Foods & Meats—1.5%
Campbell Soup Co.	175	9,196
ConAgra Foods Inc.	426	17,960
General Mills Inc.	590	34,019
Hormel Foods Corp.	132	10,439
Kellogg Co.	251	18,140
Keurig Green Mountain Inc.	113	10,168
McCormick & Company Inc.	113	9,668
Mead Johnson Nutrition Co.	193	15,237
Mondelez International Inc., Class A	1,574	70,578
The Hershey Co.	141	12,587
The JM Smucker Co.	117	14,431
The Kraft Heinz Co.	588	42,783
Tyson Foods Inc., Class A	290	15,466
		280,672

Paper Packaging—0.2%
Avery Dennison Corp.	88	5,514
International Paper Co.	407	15,344
Sealed Air Corp.	192	8,563
WestRock Co.	251	11,451
		40,872

Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	219	19,285

Pharmaceuticals—5.6%
Allergan PLC	391	122,188	(a)
Bristol-Myers Squibb Co.	1,654	113,779
Eli Lilly & Co.	967	81,479
Endo International PLC	204	12,489	(a)
Johnson & Johnson	2,745	281,966
Mallinckrodt PLC	113	8,433	(a)
Merck & Company Inc.	2,770	146,311
Mylan N.V.	407	22,007	(a)

Perrigo Company PLC	144	20,837
Pfizer Inc.	6,123	197,650
Zoetis Inc.	451	21,612
		1,028,751

Property & Casualty Insurance—0.9%
ACE Ltd.	320	37,392
Cincinnati Financial Corp.	143	8,461
The Allstate Corp.	382	23,719
The Chubb Corp.	224	29,711
The Progressive Corp.	575	18,285
The Travelers Companies Inc.	300	33,858
XL Group PLC	291	11,401
		162,827

Publishing—0.0% *
News Corp., Class A	366	4,890
News Corp., Class B	222	3,099
		7,989

Railroads—0.7%
CSX Corp.	961	24,938
Kansas City Southern	106	7,915
Norfolk Southern Corp.	294	24,870
Union Pacific Corp.	846	66,157
		123,880

Real Estate Services—0.1%
CBRE Group Inc., Class A	283	9,786	(a)

Regional Banks—1.0%
BB&T Corp.	770	29,114
Fifth Third Bancorp	780	15,678
Huntington Bancshares Inc.	775	8,571
KeyCorp	816	10,763
M&T Bank Corp.	157	19,025
People’s United Financial Inc.	297	4,796
Regions Financial Corp.	1,277	12,259
SunTrust Banks Inc.	502	21,506
The PNC Financial Services Group Inc.	502	47,846
Zions Bancorporation	266	7,262
		176,820

Research & Consulting Services—0.3%
Equifax Inc.	116	12,919
Nielsen Holdings PLC	358	16,683
The Dun & Bradstreet Corp.	47	4,884
Verisk Analytics Inc.	152	11,686	(a)
		46,172

Residential REITs—0.4%
Apartment Investment & Management Co., Class A	151	6,044
AvalonBay Communities Inc.	135	24,858
Equity Residential	359	29,291
Essex Property Trust Inc.	65	15,562
		75,755

Restaurants—1.3%
Chipotle Mexican Grill Inc.	31	14,875	(a)
Darden Restaurants Inc.	112	7,128
McDonald’s Corp.	910	107,508
Starbucks Corp.	1,471	88,304
Yum! Brands Inc.	426	31,119
		248,934

Retail REITs—0.6%
General Growth Properties Inc.	572	15,564
Kimco Realty Corp.	404	10,690
Realty Income Corp.	244	12,598
Simon Property Group Inc.	306	59,499
The Macerich Co.	131	10,570
		108,921

Security & Alarm Services—0.1%
The ADT Corp.	235	7,750
Tyco International PLC	414	13,203
		20,953

Semiconductor Equipment—0.2%
Applied Materials Inc.	1,131	21,116
KLA-Tencor Corp.	152	10,541
Lam Research Corp.	155	12,310
		43,967

Semiconductors—2.1%
Analog Devices Inc.	307	16,983
Avago Technologies Ltd.	259	37,594
Broadcom Corp., Class A	554	32,032
First Solar Inc.	72	4,751	(a)
Intel Corp.	4,680	161,226
Linear Technology Corp.	233	9,896
Microchip Technology Inc.	198	9,215
Micron Technology Inc.	1,065	15,080	(a)
NVIDIA Corp.	502	16,546
Qorvo Inc.	137	6,973	(a)
Skyworks Solutions Inc.	188	14,444
Texas Instruments Inc.	1,004	55,029
Xilinx Inc.	251	11,790
		391,559

Soft Drinks—1.9%
Coca-Cola Enterprises Inc.	204	10,045
Dr Pepper Snapple Group Inc.	186	17,335
Monster Beverage Corp.	148	22,046	(a)
PepsiCo Inc.	1,445	144,384
The Coca-Cola Co.	3,882	166,771
		360,581

Specialized Consumer Services—0.0% *
H&R Block Inc.	229	7,628

Specialized Finance—0.6%
CME Group Inc.	334	30,260
Intercontinental Exchange Inc.	117	29,982
McGraw Hill Financial Inc.	267	26,321
Moody’s Corp.	169	16,958
Nasdaq Inc.	156	9,075
		112,596

Specialized REITs—0.8%
American Tower Corp.	419	40,622
Crown Castle International Corp.	329	28,442
Equinix Inc.	61	18,446
Iron Mountain Inc.	251	6,780

Plum Creek Timber Company Inc.	169	8,065
Public Storage	145	35,916
Weyerhaeuser Co.	501	15,020
		153,291

Specialty Chemicals—0.5%
Ecolab Inc.	262	29,967
International Flavors & Fragrances Inc.	78	9,332
PPG Industries Inc.	266	26,286
The Sherwin-Williams Co.	78	20,249
		85,834

Specialty Stores—0.2%
Signet Jewelers Ltd.	77	9,524
Staples Inc.	888	8,409
Tiffany & Co.	108	8,239
Tractor Supply Co.	131	11,201
		37,373

Steel—0.1%
Nucor Corp.	313	12,614

Systems Software—3.2%
CA Inc.	303	8,654
Microsoft Corp.	7,927	439,790
Oracle Corp.	3,174	115,946
Red Hat Inc.	179	14,823	(a)
Symantec Corp.	662	13,902
		593,115

Technology Hardware, Storage & Peripherals—3.9%
Apple Inc.	5,534	582,509
EMC Corp.	1,918	49,254
Hewlett Packard Enterprise Co.	1,774	26,965
HP Inc.	1,778	21,051
NetApp Inc.	284	7,535
SanDisk Corp.	197	14,970
Seagate Technology PLC	292	10,705
Western Digital Corp.	227	13,631
		726,620

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	262	8,560

Tobacco—1.5%
Altria Group Inc.	1,944	113,160
Philip Morris International Inc.	1,536	135,030
Reynolds American Inc.	819	37,797
		285,987

Trading Companies & Distributors—0.2%
Fastenal Co.	283	11,552
United Rentals Inc.	90	6,529	(a)
WW Grainger Inc.	56	11,345
		29,426

Trucking—0.1%
JB Hunt Transport Services Inc.	87	6,383
Ryder System Inc.	69	3,921
		10,304

Total Common Stock
(Cost $14,793,617)		17,776,221

Short-Term Investments—3.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $728,433)		728,433	(d,m,n)

Total Investments
(Cost $15,522,050)		18,504,654

Other Assets and Liabilities, net—0.2%		37,664

NET ASSETS—100.0%		$18,542,318

Other Information:

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	March 2016	7	$712,390	$(672)

GE Institutional Income Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Bonds and Notes—98.0% †		Principal Amount	Fair Value
U.S. Treasuries—17.9%
U.S. Treasury Bonds
2.50%	02/15/45	$575,900	$515,657	(m)
3.13%	11/15/41	5,930,000	6,113,789	(m)
U.S. Treasury Notes
0.63%	05/31/17 - 07/31/17	4,275,600	4,254,874	(m)
0.88%	10/15/18	7,542,000	7,459,649	(m)
1.38%	10/31/20	13,687,500	13,449,050	(m)
1.88%	10/31/22	12,457,600	12,300,148	(m)
2.00%	08/15/25	7,104,300	6,926,579	(m)
			51,019,746

Agency Mortgage Backed—22.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	16,109	17,416
5.00%	07/01/35 - 06/01/41	1,289,172	1,437,739
5.50%	05/01/20 - 04/01/39	391,726	441,152
6.00%	04/01/17 - 11/01/37	665,679	755,048
6.50%	07/01/29 - 10/01/33	2,852	3,247
7.00%	10/01/16 - 08/01/36	79,347	89,816
7.50%	01/01/30 - 09/01/33	2,261	2,390
8.00%	11/01/30	14,370	15,427
8.50%	04/01/30	20,201	24,558
9.00%	12/01/16	136	139
9.50%	04/01/21	31	33
Federal National Mortgage Assoc.
2.22%	04/01/37	2,556	2,603	(h)
3.00%	02/01/43 - 06/01/43	10,755,304	10,795,857
3.50%	11/01/42 - 08/01/45	9,603,528	9,915,414
4.00%	05/01/19 - 03/01/44	7,918,124	8,411,202
4.50%	05/01/18 - 01/01/41	6,428,287	6,951,223
5.00%	07/01/20 - 06/01/41	2,165,338	2,427,600
5.50%	06/01/20 - 04/01/38	1,939,308	2,169,304
5.50%	10/01/24	7,301	7,371	(h)
6.00%	05/01/19 - 08/01/35	1,260,869	1,436,606
6.50%	07/01/17 - 08/01/36	116,323	131,186
7.00%	10/01/16 - 02/01/34	15,641	16,493
7.50%	12/01/23 - 12/01/33	65,866	74,259
8.00%	07/01/25 - 01/01/33	15,779	17,715
9.00%	12/01/17 - 12/01/22	2,855	3,091
2.50%	TBA	3,151,390	3,169,841	(c)
3.00%	TBA	175,000	174,939	(c)
3.50%	TBA	1,945,768	2,006,858	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	3,010,946	3,062,524
3.50%	05/20/43	3,315,201	3,464,303
4.00%	01/20/41 - 04/20/43	3,611,967	3,866,765
4.50%	08/15/33 - 05/20/40	730,458	795,139
5.00%	08/15/33	48,175	53,574
6.00%	04/15/27 - 09/15/36	280,192	323,274
6.50%	04/15/19 - 09/15/36	114,192	130,476
7.00%	10/15/27 - 10/15/36	59,116	65,930
7.50%	01/15/23 - 11/15/31	10,353	10,814
8.00%	05/15/30 - 09/15/30	461	507

8.50%	10/15/17	846	872
9.00%	11/15/16 - 12/15/21	6,145	6,363
4.00%	TBA	1,070,691	1,135,479	(c)
5.50%	TBA	255,000	283,280	(c)
			63,697,827

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	117	116	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,008,340	2,870	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,111,525	90,115	(g)
5.00%	02/15/38	12,454	220	(g)
5.50%	06/15/33	51,194	10,709	(g)
6.27%	08/15/25	399,882	39,395	(g,h)
7.50%	07/15/27	4,858	643	(g)
8.00%	04/15/20	31	32
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,160	1,054	(d,f)
5.62%	08/15/43	811,809	175,426	(g,h)
8.00%	02/01/23 - 07/01/24	4,271	898	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	252	244	(d,f)
1.22%	12/25/42	195,325	6,490	(g,h)
5.00%	02/25/40 - 09/25/40	530,466	57,903	(g)
5.58%	07/25/38	121,219	16,729	(g,h)
7.08%	05/25/18	38,471	2,165	(g,h)
8.00%	05/25/22	6	90	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	24,582	22,733	(d,f)
4.50%	08/25/35 - 01/25/36	180,670	32,410	(g)
5.00%	03/25/38 - 05/25/38	99,867	18,099	(g)
5.50%	12/25/33	22,564	4,410	(g)
6.00%	01/25/35	96,327	19,875	(g)
7.50%	11/25/23	22,020	4,721	(g)
8.00%	08/25/23 - 07/25/24	8,641	1,833	(g)
8.50%	03/25/17 - 07/25/22	392	47	(g)
9.00%	05/25/22	209	37	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	947,868	63,940	(g)
5.00%	10/20/37 - 09/20/38	470,651	27,831	(g)
5.85%	02/20/40	332,355	56,866	(g,h)
6.46%	01/16/40	561,804	103,816	(g,h)
			761,717

Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	274,709	280,537	(i)

Corporate Notes—43.5%
21st Century Fox America Inc.
3.70%	10/15/25	107,000	106,807	(b)
4.95%	10/15/45	43,000	42,351	(b)
6.65%	11/15/37	213,000	247,519
ABB Finance USA Inc.
1.63%	05/08/17	158,000	158,112
AbbVie Inc.
1.75%	11/06/17	370,000	369,301	(m)
2.00%	11/06/18	304,000	302,723	(m)

2.50%	05/14/20	425,000	420,798	(m)
3.60%	05/14/25	170,000	167,801	(m)
4.70%	05/14/45	85,000	83,125	(m)
ACCO Brands Corp.
6.75%	04/30/20	400,000	412,000
ACE INA Holdings Inc.
2.30%	11/03/20	426,000	423,128	(m)
3.15%	03/15/25	300,000	296,668	(m)
3.35%	05/03/26	298,000	297,141	(m)
4.35%	11/03/45	90,000	91,461	(m)
Actavis Funding SCS
1.30%	06/15/17	400,000	396,213	(m)
3.00%	03/12/20	214,000	213,829	(m)
3.45%	03/15/22	299,000	299,477	(m)
3.80%	03/15/25	426,000	423,864	(m)
4.75%	03/15/45	42,000	40,944	(m)
Activision Blizzard Inc.
5.63%	09/15/21	438,000	458,805	(b)
Aetna Inc.
3.50%	11/15/24	266,000	265,724
Agrium Inc.
3.38%	03/15/25	107,000	97,678
4.90%	06/01/43	187,000	167,280
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	196,136
Altria Group Inc.
2.95%	05/02/23	209,000	203,413
4.50%	05/02/43	209,000	198,225
America Movil SAB de C.V.
3.13%	07/16/22	211,000	207,322
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	292,905
6.63%	10/15/22	56,000	58,660
American Campus Communities Operating Partnership LP
3.35%	10/01/20	172,000	171,799
4.13%	07/01/24	127,000	126,114
American Electric Power Company Inc.
2.95%	12/15/22	341,000	337,027
American Express Co.
3.63%	12/05/24	476,000	465,847
American Express Credit Corp.
2.60%	09/14/20	428,000	429,205
American International Group Inc.
3.75%	07/10/25	250,000	247,911	(m)
4.13%	02/15/24	129,000	132,576	(m)
4.50%	07/16/44	85,000	78,612	(m)
4.80%	07/10/45	214,000	206,926	(m)
American Tower Corp. (REIT)
3.40%	02/15/19	550,000	564,294
Amgen Inc.
2.20%	05/22/19	476,000	475,472
Amkor Technology Inc.
6.63%	06/01/21	438,000	434,715
Anadarko Petroleum Corp.
3.45%	07/15/24	94,000	83,549
6.20%	03/15/40	233,000	214,360
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	380,212

Anthem Inc.
3.30%	01/15/23	218,000	211,954
Apache Corp.
5.10%	09/01/40	213,000	182,085
Apple Inc.
2.50%	02/09/25	56,000	53,585
2.85%	05/06/21	375,000	384,211
3.45%	02/09/45	215,000	185,086
Ascension Health
4.85%	11/15/53	327,000	352,322
AstraZeneca PLC
2.38%	11/16/20	135,000	134,087
3.38%	11/16/25	214,000	212,471
4.38%	11/16/45	94,000	94,203
AT&T Inc.
2.38%	11/27/18	250,000	251,927	(m)
2.45%	06/30/20	406,000	399,992	(m)
3.40%	05/15/25	407,000	391,215	(m)
4.50%	05/15/35	213,000	197,016	(m)
4.75%	05/15/46	108,000	98,866	(m)
4.80%	06/15/44	167,000	152,995	(m)
AutoNation Inc.
4.50%	10/01/25	299,000	303,547
AutoZone Inc.
3.25%	04/15/25	426,000	412,237
Bank of America Corp.
1.70%	08/25/17	1,075,000	1,072,011	(m)
2.60%	01/15/19	17,000	17,058	(m)
3.88%	08/01/25	85,000	86,294	(m)
3.95%	04/21/25	257,000	250,282	(m)
4.00%	01/22/25	211,000	206,724	(m)
4.10%	07/24/23	190,000	196,536	(m)
4.25%	10/22/26	385,000	381,125	(m)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,294,636	(b,m)
Barrick Gold Corp.
4.10%	05/01/23	68,000	58,339
Baxalta Inc.
2.88%	06/23/20	428,000	422,864	(b,m)
4.00%	06/23/25	321,000	317,837	(b,m)
Bed Bath & Beyond Inc.
4.92%	08/01/34	62,000	55,284
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	576,880
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	134,000	136,365
Berry Plastics Corp.
5.13%	07/15/23	260,000	252,850
6.00%	10/15/22	300,000	305,250	(b)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	9,000	8,156
Biogen Inc.
2.90%	09/15/20	212,000	211,535
4.05%	09/15/25	212,000	213,100
5.20%	09/15/45	87,000	87,025
Bombardier Inc.
4.75%	04/15/19	167,000	137,358	(b)
7.75%	03/15/20	200,000	161,500	(b)

Boston Scientific Corp.
3.85%	05/15/25	215,000	211,583
BP Capital Markets PLC
1.38%	05/10/18	210,000	207,004
3.81%	02/10/24	206,000	205,960
Branch Banking & Trust Co.
3.63%	09/16/25	450,000	454,456
Building Materials Corporation of America
5.38%	11/15/24	525,000	523,687	(b)
Calpine Corp.
5.75%	01/15/25	255,000	225,038
5.88%	01/15/24	262,000	268,550	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	438,000	381,060
Canadian Pacific Railway Co.
2.90%	02/01/25	500,000	470,691
Capital One Financial Corp.
4.20%	10/29/25	427,000	421,818
Caterpillar Inc.
4.30%	05/15/44	129,000	124,483
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,537
4.35%	11/01/42	129,000	120,640
CBS Corp.
3.70%	08/15/24	325,000	316,235
CCO Safari II LLC
3.58%	07/23/20	321,000	319,161	(b,m)
4.91%	07/23/25	320,000	319,685	(b,m)
6.38%	10/23/35	43,000	43,397	(b)
6.48%	10/23/45	86,000	86,031	(b)
Celgene Corp.
3.88%	08/15/25	428,000	426,640	(m)
5.00%	08/15/45	214,000	214,819	(m)
CenturyLink Inc.
5.80%	03/15/22	876,000	802,854	(m)
Cequel Capital Corp.
5.13%	12/15/21	485,000	436,500	(b)
Chevron Corp.
3.33%	11/17/25	299,000	301,155
Cigna Corp.
3.25%	04/15/25	427,000	419,351
Cinemark USA Inc.
4.88%	06/01/23	437,000	426,075
Citigroup Inc.
1.55%	08/14/17	940,000	936,201	(m)
1.75%	05/01/18	419,000	415,483	(m)
1.85%	11/24/17	205,000	204,708	(m)
2.05%	12/07/18	427,000	424,735	(m)
2.65%	10/26/20	191,000	189,613	(m)
4.40%	06/10/25	215,000	217,253	(m)
4.45%	09/29/27	250,000	248,512	(m)
4.65%	07/30/45	342,000	345,908	(m)
CMS Energy Corp.
4.88%	03/01/44	215,000	218,018
CNA Financial Corp.
5.88%	08/15/20	366,000	405,729
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	436,431

Cogeco Cable Inc.
4.88%	05/01/20	400,000	399,000	(b)
Colgate-Palmolive Co.
4.00%	08/15/45	214,000	214,474
Columbia Pipeline Group Inc.
3.30%	06/01/20	299,000	291,256	(b)
4.50%	06/01/25	214,000	193,966	(b)
Comcast Corp.
3.38%	08/15/25	725,000	734,405	(m)
4.20%	08/15/34	210,000	207,992
4.60%	08/15/45	215,000	217,671	(m)
ConocoPhillips Co.
3.35%	11/15/24	397,000	363,241
Continental Resources Inc.
3.80%	06/01/24	93,000	65,537
4.50%	04/15/23	86,000	61,824
4.90%	06/01/44	47,000	28,349
Corp Andina de Fomento
4.38%	06/15/22	646,000	687,732
Credit Suisse AG
1.70%	04/27/18	421,000	418,004
2.60%	05/27/16	416,000	418,226	(b)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	484,981	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	520,000	508,300
CSX Corp.
4.50%	08/01/54	125,000	113,381
CubeSmart LP
4.00%	11/15/25	120,000	119,149
CVS Health Corp.
2.25%	08/12/19	430,000	429,594
3.88%	07/20/25	428,000	436,879	(m)
5.13%	07/20/45	323,000	340,259	(m)
Daimler Finance North America LLC
2.38%	08/01/18	633,000	633,964	(b)
Danaher Corp.
2.40%	09/15/20	215,000	215,017
3.35%	09/15/25	203,000	206,200
4.38%	09/15/45	106,000	109,490
Denbury Resources Inc.
5.50%	05/01/22	438,000	145,407
6.38%	08/15/21	263,000	94,680
Deutsche Bank AG
4.50%	04/01/25	433,000	398,369
Devon Energy Corp.
5.85%	12/15/25	193,000	187,718
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	874,656	(b)
Diageo Investment Corp.
2.88%	05/11/22	509,000	504,600
DigitalGlobe Inc.
5.25%	02/01/21	438,000	367,920	(b)
DIRECTV Holdings LLC/DIRECTV Financing Company Inc.
4.45%	04/01/24	328,000	336,913
Discover Bank
3.10%	06/04/20	298,000	298,816

Dollar General Corp.
1.88%	04/15/18	425,000	420,912
4.13%	07/15/17	427,000	438,499	(m)
4.15%	11/01/25	213,000	211,737	(m)
Dollar Tree Inc.
5.75%	03/01/23	525,000	547,312	(b)
Dominion Resources Inc.
1.95%	08/15/16	243,000	243,610
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	427,000	419,489
Duke Energy Progress LLC
4.15%	12/01/44	130,000	126,962
Eastman Chemical Co.
3.60%	08/15/22	426,000	424,152
Ecopetrol S.A.
5.88%	05/28/45	106,000	75,260
Electricite de France S.A.
2.15%	01/22/19	857,000	853,018	(b)
Eli Lilly & Co.
3.70%	03/01/45	42,000	39,283
EMD Finance LLC
3.25%	03/19/25	214,000	202,923	(b)
Energizer Holdings Inc.
5.50%	06/15/25	440,000	413,600	(b)
Energy Transfer Equity LP
5.88%	01/15/24	862,000	702,530	(m)
Energy Transfer Partners LP
4.05%	03/15/25	85,000	69,845
5.15%	03/15/45	149,000	105,327
6.50%	02/01/42	352,000	286,300
Ensco PLC
4.50%	10/01/24	213,000	146,687
5.20%	03/15/25	128,000	91,137
5.75%	10/01/44	87,000	57,318
Enterprise Products Operating LLC
3.70%	02/15/26	425,000	381,542
Equinix Inc.
5.88%	01/15/26	90,000	92,700
ERP Operating LP
4.50%	07/01/44	85,000	85,298
European Investment Bank
4.88%	01/17/17	490,000	509,461
FedEx Corp.
3.20%	02/01/25	138,000	134,334
4.10%	02/01/45	2,000	1,781
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	265,000	268,312
5.25%	04/15/23	200,000	196,500
Five Corners Funding Trust
4.42%	11/15/23	465,000	485,505	(b)
Florida Power & Light Co.
4.13%	02/01/42	234,000	232,885
Ford Motor Credit Company LLC
3.20%	01/15/21	450,000	446,990
3.22%	01/09/22	455,000	445,484	(m)
5.88%	08/02/21	329,000	366,894	(m)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	349,000	373,430	(b)

Frontier Communications Corp.
7.13%	03/15/19	538,000	537,946	(m)
11.00%	09/15/25	396,000	392,040	(b,m)
General Motors Co.
5.20%	04/01/45	43,000	40,482	(m)
General Motors Financial Company Inc.
3.15%	01/15/20	300,000	297,333
3.20%	07/13/20	855,000	841,834	(m)
4.30%	07/13/25	428,000	415,308	(m)
Georgia-Pacific LLC
3.60%	03/01/25	425,000	420,287	(b)
Gilead Sciences Inc.
2.55%	09/01/20	215,000	215,020	(m)
3.65%	03/01/26	240,000	242,133	(m)
4.80%	04/01/44	297,000	297,937	(m)
Grupo Televisa SAB
5.00%	05/13/45	209,000	179,568
Halliburton Co.
2.70%	11/15/20	214,000	211,615
3.80%	11/15/25	193,000	188,049
5.00%	11/15/45	128,000	126,442
HCA Inc.
4.75%	05/01/23	205,000	202,950
6.50%	02/15/20	85,000	92,608
HSBC USA Inc.
2.75%	08/07/20	640,000	640,338
Hyundai Capital America
2.13%	10/02/17	207,000	205,769	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	443,112
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	292,744
Ingles Markets Inc.
5.75%	06/15/23	554,000	552,615
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	424,000	332,840
International Business Machines Corp.
3.63%	02/12/24	439,000	452,137
Interstate Power & Light Co.
3.40%	08/15/25	100,000	100,603
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	130,918	(b)
Invesco Finance PLC
3.13%	11/30/22	460,000	453,800
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	125,400	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	350,000	304,500	(b)
5.88%	07/15/24	237,000	214,485	(b)
Jefferies Group LLC
5.13%	01/20/23	131,000	129,981
6.50%	01/20/43	142,000	131,283
JPMorgan Chase & Co.
2.55%	10/29/20	190,000	188,308	(m)
3.88%	09/10/24	715,000	711,605	(m)
4.25%	10/01/27	250,000	249,644	(m)
6.10%	10/29/49	510,000	512,601	(h,m)

KB Home
7.00%	12/15/21	515,000	507,919
Keysight Technologies Inc.
4.55%	10/30/24	425,000	408,607
KFW
4.50%	07/16/18	169,000	181,679
Kinder Morgan Energy Partners LP
3.50%	09/01/23	139,000	115,312
4.30%	05/01/24	119,000	102,326
Kinder Morgan Inc.
3.05%	12/01/19	94,000	87,030
4.30%	06/01/25	187,000	161,653
5.55%	06/01/45	128,000	99,957
Kinross Gold Corp.
6.88%	09/01/41	30,000	16,438
Kraft Heinz Foods Co.
2.80%	07/02/20	642,000	640,495	(b,m)
3.95%	07/15/25	556,000	561,383	(b,m)
L Brands Inc.
5.63%	02/15/22	175,000	185,938
L-3 Communications Corp.
1.50%	05/28/17	167,000	164,928
Lee Enterprises Inc.
9.50%	03/15/22	353,000	324,760	(b)
Lennar Corp.
4.50%	11/15/19	525,000	533,859	(m)
4.75%	05/30/25	176,000	172,040	(m)
Levi Strauss & Co.
5.00%	05/01/25	262,000	260,690
Lockheed Martin Corp.
2.50%	11/23/20	299,000	297,948	(m)
3.55%	01/15/26	427,000	429,193	(m)
3.80%	03/01/45	88,000	77,947	(m)
4.70%	05/15/46	96,000	98,786	(m)
Lowe’s Companies Inc.
4.38%	09/15/45	170,000	174,735
LyondellBasell Industries N.V.
4.63%	02/26/55	85,000	68,931
Macquarie Bank Ltd.
4.88%	06/10/25	433,000	427,589	(b)
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	396,245
Marsh & McLennan Companies Inc.
3.50%	03/10/25	300,000	295,513
3.75%	03/14/26	300,000	300,019
Mattel Inc.
2.35%	05/06/19	475,000	471,046
McDonald’s Corp.
2.75%	12/09/20	128,000	127,937
3.70%	01/30/26	299,000	298,829
4.88%	12/09/45	98,000	98,528
Mead Johnson Nutrition Co.
3.00%	11/15/20	299,000	299,044
4.13%	11/15/25	299,000	301,404
Medtronic Inc.
2.50%	03/15/20	128,000	128,942	(m)
3.50%	03/15/25	462,000	467,470	(m)
4.63%	03/15/45	215,000	221,671	(m)

Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	153,916
Merck & Company Inc.
2.75%	02/10/25	425,000	413,781
MetLife Inc.
3.60%	11/13/25	214,000	215,648
4.05%	03/01/45	107,000	99,134
4.72%	12/15/44	131,000	133,784
MGM Resorts International
5.25%	03/31/20	267,000	264,330	(m)
6.63%	12/15/21	438,000	448,402	(m)
Microsoft Corp.
4.00%	02/12/55	225,000	201,957
Mid-America Apartments LP
4.00%	11/15/25	193,000	191,743
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	523,383	(b)
Monsanto Co.
4.70%	07/15/64	123,000	93,393
Morgan Stanley
2.65%	01/27/20	90,000	89,787	(m)
3.70%	10/23/24	426,000	428,087	(m)
3.95%	04/23/27	427,000	414,615	(m)
4.10%	05/22/23	727,000	734,948	(m)
4.88%	11/01/22	78,000	82,829	(m)
5.00%	11/24/25	171,000	181,630	(m)
Motorola Solutions Inc.
4.00%	09/01/24	143,000	124,112
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	256,420	(b)
National Retail Properties Inc.
4.00%	11/15/25	213,000	209,274
NCL Corporation Ltd.
4.63%	11/15/20	220,000	215,428	(b)
Newfield Exploration Co.
5.63%	07/01/24	779,000	664,097	(m)
5.75%	01/30/22	467,000	413,295	(m)
Newmont Mining Corp.
4.88%	03/15/42	163,000	116,446
Nexen Energy ULC
6.40%	05/15/37	232,000	259,471
NIKE Inc.
3.88%	11/01/45	214,000	206,356
Noble Energy Inc.
3.90%	11/15/24	256,000	227,976
Northern States Power Co.
2.20%	08/15/20	427,000	424,118
Northrop Grumman Corp.
3.85%	04/15/45	50,000	44,956
Novartis Capital Corp.
3.00%	11/20/25	565,000	556,974	(m)
4.00%	11/20/45	283,000	276,927	(m)
NRG Energy Inc.
6.25%	07/15/22	227,000	196,923
Occidental Petroleum Corp.
3.50%	06/15/25	428,000	418,275

Omnicom Group Inc.
3.63%	05/01/22	187,000	188,830
Oracle Corp.
2.25%	10/08/19	610,000	616,587
2.95%	05/15/25	425,000	414,950
4.13%	05/15/45	86,000	81,394
Owens & Minor Inc.
3.88%	09/15/21	350,000	348,637
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	642,655	(m)
PacifiCorp
6.25%	10/15/37	258,000	319,120
Penn National Gaming Inc.
5.88%	11/01/21	265,000	257,050
People’s United Bank NA
4.00%	07/15/24	488,000	482,597
PepsiCo Inc.
3.10%	07/17/22	97,000	99,481
4.25%	10/22/44	127,000	126,014
4.60%	07/17/45	128,000	135,342
Petrobras Global Finance BV
3.88%	01/27/16	187,000	186,252
Petroleos Mexicanos
3.50%	01/30/23	278,000	242,555
Pfizer Inc.
4.40%	05/15/44	135,000	137,090
Philip Morris International Inc.
4.13%	03/04/43	214,000	202,311
Phillips 66 Partners LP
2.65%	02/15/20	128,000	120,813
3.61%	02/15/25	139,000	122,058
Pitney Bowes Inc.
4.63%	03/15/24	368,000	360,677
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	128,000	111,801
PNC Bank NA
2.40%	10/18/19	441,000	442,735
Precision Castparts Corp.
4.38%	06/15/45	128,000	128,258
Principal Financial Group Inc.
4.70%	05/15/55	306,000	304,164	(h)
Prologis LP
3.75%	11/01/25	213,000	211,288
Prudential Financial Inc.
5.38%	05/15/45	214,000	213,733	(h)
5.63%	06/15/43	260,000	265,850	(h)
QUALCOMM Inc.
2.25%	05/20/20	171,000	169,414
3.45%	05/20/25	152,000	145,816
4.80%	05/20/45	154,000	136,893
Quest Diagnostics Inc.
4.70%	03/30/45	128,000	115,265
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	300,000	259,665
Revlon Consumer Products Corp.
5.75%	02/15/21	1,515,000	1,465,762	(m)
Reynolds American Inc.
4.45%	06/12/25	130,000	136,034

Rio Tinto Finance USA Ltd.
3.75%	06/15/25	107,000	97,206
Roche Holdings Inc.
3.35%	09/30/24	255,000	261,118	(b)
Rogers Communications Inc.
5.00%	03/15/44	150,000	150,908
Rowan Companies Inc.
5.85%	01/15/44	86,000	51,893
Royal Bank of Canada
1.20%	09/19/17	717,000	713,651	(m)
Ryder System Inc.
2.45%	09/03/19	345,000	339,991
Santander Bank NA
2.00%	01/12/18	520,000	516,223
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	197,361	(b)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	230,000	240,350	(b,l)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	260,000	279,500	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	641,000	632,814	(b,m)
4.00%	12/21/25	427,000	421,581	(b,m)
Sealed Air Corp.
4.88%	12/01/22	262,000	262,655	(b)
5.13%	12/01/24	262,000	262,000	(b)
Shell International Finance BV
2.25%	11/10/20	427,000	420,595
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	460,147
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	319,351	(b)
Southern California Edison Co.
2.40%	02/01/22	170,000	166,712
Spectra Energy Partners LP
4.75%	03/15/24	207,000	200,610
Sprint Corp.
7.25%	09/15/21	242,000	180,290
State Street Corp.
3.55%	08/18/25	150,000	154,740	(e)
Statoil ASA
3.95%	05/15/43	107,000	96,650
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	175,000	165,813	(b)
SUPERVALU Inc.
6.75%	06/01/21	441,000	399,105
T-Mobile USA Inc.
6.25%	04/01/21	100,000	103,250	(m)
6.50%	01/15/26	132,000	133,253	(m)
6.63%	04/01/23	438,000	446,760	(m)
Tampa Electric Co.
4.35%	05/15/44	209,000	204,743
Target Corp.
3.50%	07/01/24	265,000	275,080
TD Ameritrade Holding Corp.
2.95%	04/01/22	211,000	209,144

Teachers Insurance & Annuity Association of America
4.90%	09/15/44	250,000	252,514	(b)
Teck Resources Ltd.
2.50%	02/01/18	125,000	95,000
3.15%	01/15/17	177,000	159,300
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	641,875	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	160,800
6.00%	10/01/20	424,000	446,260
The Allstate Corp.
5.75%	08/15/53	240,000	246,720	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	398,410	(b)
The Boeing Co.
1.65%	10/30/20	213,000	208,525
2.60%	10/30/25	213,000	206,204
2.85%	10/30/24	224,000	221,888
The Coca-Cola Co.
2.88%	10/27/25	427,000	421,034
The Dow Chemical Co.
4.25%	10/01/34	218,000	196,709
The Goldman Sachs Group Inc.
2.38%	01/22/18	335,000	337,917	(m)
2.60%	04/23/20	425,000	424,035	(m)
2.63%	01/31/19	140,000	141,020	(m)
2.90%	07/19/18	296,000	301,790	(m)
3.75%	05/22/25	365,000	367,581
4.00%	03/03/24	142,000	145,821
4.25%	10/21/25	72,000	71,494
4.80%	07/08/44	464,000	460,888
5.15%	05/22/45	214,000	207,731
The Home Depot Inc.
3.35%	09/15/25	299,000	305,720
The Korea Development Bank
3.25%	03/09/16	223,000	223,882
3.38%	09/16/25	211,000	214,833
4.00%	09/09/16	245,000	249,558
The Kroger Co.
2.95%	11/01/21	299,000	296,101
The Progressive Corp.
3.70%	01/26/45	172,000	155,663
The Toronto-Dominion Bank
2.50%	12/14/20	427,000	426,809
The Williams Companies Inc.
8.75%	03/15/32	84,000	63,321
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	213,000	213,840	(b)
Time Inc.
5.75%	04/15/22	443,000	405,345	(b)
Time Warner Cable Inc.
4.50%	09/15/42	43,000	33,744
6.55%	05/01/37	127,000	128,453
Time Warner Inc.
3.60%	07/15/25	235,000	228,871	(m)
3.88%	01/15/26	391,000	387,787	(m)
5.35%	12/15/43	361,000	360,170	(m)

Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	419,624
Tyco International Finance S.A.
5.13%	09/14/45	130,000	134,877
Tyson Foods Inc.
2.65%	08/15/19	210,000	210,169
3.95%	08/15/24	140,000	143,751
5.15%	08/15/44	140,000	146,202
U.S. Bancorp
3.44%	02/01/16	648,000	648,828	(m)
5.13%	12/29/49	427,000	429,007	(h,m)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	198,154	(b)
4.13%	09/24/25	250,000	249,897	(b)
Ultra Petroleum Corp.
6.13%	10/01/24	437,000	99,418	(b)
United Rentals North America Inc.
6.13%	06/15/23	345,000	352,762
UnitedHealth Group Inc.
2.70%	07/15/20	410,000	414,456	(m)
4.75%	07/15/45	275,000	289,387	(m)
US Bank NA
2.80%	01/27/25	315,000	306,717	(m)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	350,000	312,375	(b)
6.38%	10/15/20	137,000	132,205	(b)
Ventas Realty LP
4.13%	01/15/26	171,000	170,457
Verizon Communications Inc.
1.35%	06/09/17	593,000	591,312	(m)
3.50%	11/01/24	213,000	210,484	(m)
4.15%	03/15/24	426,000	438,056	(m)
4.40%	11/01/34	213,000	196,520	(m)
4.67%	03/15/55	150,000	130,120	(m)
4.86%	08/21/46	214,000	202,459	(m)
5.05%	03/15/34	131,000	130,442	(m)
5.15%	09/15/23	256,000	281,457	(m)
6.55%	09/15/43	144,000	170,953	(m)
Virgin Media Finance PLC
5.75%	01/15/25	439,000	422,537	(b)
Visa Inc.
2.80%	12/14/22	299,000	299,538	(m)
3.15%	12/14/25	299,000	299,632	(m)
4.30%	12/14/45	141,000	142,916	(m)
Volkswagen Group of America Finance LLC
0.81%	11/20/17	211,000	202,753	(b,h)
2.13%	05/23/19	200,000	189,797	(b)
2.45%	11/20/19	205,000	196,574	(b)
W.R. Grace & Co.
5.13%	10/01/21	165,000	166,650	(b)
5.63%	10/01/24	438,000	442,380	(b)
Wells Fargo & Co.
2.55%	12/07/20	427,000	424,859	(m)
3.00%	02/19/25	214,000	208,169	(m)
3.90%	05/01/45	214,000	197,310	(m)
4.10%	06/03/26	22,000	22,209	(m)
4.30%	07/22/27	172,000	175,723	(m)
5.88%	12/29/49	297,000	312,592	(h,m)
5.90%	12/29/49	281,000	283,459	(h)

Williams Partners LP
5.40%	03/04/44	43,000	28,808
Windstream Services LLC
6.38%	08/01/23	409,000	294,480
WMG Acquisition Corp.
6.00%	01/15/21	92,000	92,460	(b)
WPP Finance 2010
3.75%	09/19/24	425,000	423,027
WPX Energy Inc.
5.25%	01/15/17	408,000	381,480
XLIT Ltd.
5.25%	12/15/43	184,000	190,282
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	213,000	207,089
			124,300,277

Non-Agency Collateralized Mortgage Obligations—12.1%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	628,959	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,071,878
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	926,699	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	61,839	64,336	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	142,209	150,600	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	41,854	41,808	(h)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	168,401	173,978	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.62%	04/12/38	220,000	221,483	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	201,626	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	848,000	707,249	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	206,012	143,969
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	848,321	864,489
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	93,926	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	188,021	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	262,852	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	413,823	357,966	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	208,404	202,547	(h)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	418,316	430,580
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	189,546	174,644	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	412,335	305,643
3.70%	08/10/55	411,768	418,484
4.37%	08/10/55	370,677	352,914	(h)

COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	309,000	229,923	(b)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	185,864	185,038	(h)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	381,065	378,779	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.46%	02/15/39	530,092	529,628	(h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	133,000	102,879	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	247,064	178,601	(h)
4.11%	08/15/48	329,419	322,676	(h)
GS Mortgage Securities Corp. II 2012-GCJ9
2.33%	11/10/45	951,262	91,595	(g,h)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	287,799	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	413,877	415,946
5.31%	08/10/44	100,000	110,173	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	229,892
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	429,241	(b)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	2,851,893	195,507	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	226,593	165,042
4.41%	07/10/48	106,375	102,390	(h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	459,148	318,809
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	567,780	410,871
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.87%	12/15/47	1,243,457	94,894	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	386,617
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	270,467	276,951
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	129,905	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	176,757	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	317,000	319,828	(h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	197,705	171,541	(b,h)
4.81%	02/15/47	210,000	209,585	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	392,595	293,048	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	411,987	366,779	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	617,747	631,654
LB-UBS Commercial Mortgage Trust 2004-C8
0.47%	12/15/39	96,643	500	(b,g,h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	173,384	174,902	(h)

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	269,803	281,759	(h)
6.11%	07/15/40	530,000	553,529	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	21,326	888	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,045,854	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	396,000	385,096	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	156,576	141,731	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	225,766	209,634	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	578,625	524,805	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	835,411	643,992	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	187,522	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	3,235,690	279,377	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	3,895,155	251,169	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	342,479	334,508	(h)
4.24%	04/15/48	1,292,096	1,048,873	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	1,525,730	1,234,385	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	751,116	765,860
4.35%	05/15/48	823,726	816,145	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	67,594	67,839	(h)
Morgan Stanley Capital I Trust 2006-IQ11
5.78%	10/15/42	270,000	269,806	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	110,008	109,944	(h)
Morgan Stanley Capital I Trust 2006-T23
5.85%	08/12/41	149,896	150,947	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	190,000	199,212	(h)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	250,000	267,851	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	204,547	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	260,000	204,260	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	724,838	737,204
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	3,290,492	283,644	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	565,872	577,075
4.22%	06/15/48	336,512	264,384	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	205,915	167,480	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	411,887	417,629

Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	206,161	168,509	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	206,028	162,324	(h)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.90%	12/15/48	1,596,140	1,561,104	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	535,543	547,729
4.47%	12/15/47	205,916	194,044	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	93,111	3,738
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	253,688
5.13%	12/15/46	175,000	166,601	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	221,760	206,113	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	412,226	346,058	(b)
4.72%	03/15/47	300,000	314,320	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	532,045	429,223	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	784,992	603,527	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	72,657	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	574,040	(h)
4.59%	03/15/47	582,134	498,441	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	102,974	75,654
			34,707,120

Sovereign Bonds—1.1%
Government of Colombia
2.63%	03/15/23	327,000	287,269
5.63%	02/26/44	143,000	130,488
Government of Mexico
3.60%	01/30/25	336,000	327,432
4.00%	10/02/23	214,000	216,782
4.60%	01/23/46	310,000	274,350
4.75%	03/08/44	466,000	424,526
Government of Panama
4.00%	09/22/24	203,000	203,000
Government of Peru
4.13%	08/25/27	129,000	126,420
5.63%	11/18/50	69,000	70,380
Government of Philippines
3.95%	01/20/40	200,000	202,327
4.20%	01/21/24	200,000	216,637
Government of Turkey
3.25%	03/23/23	296,000	271,153
4.88%	04/16/43	211,000	185,680
6.63%	02/17/45	147,000	164,728
			3,101,172

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	295,000	343,064
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	403,237

Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	504,562
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	294,354
State of California
5.70%	11/01/21	290,000	340,199
State of Illinois
5.10%	06/01/33	130,000	122,935
			2,008,351

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	216,625	11,914	(k,o)

Total Bonds and Notes
(Cost $283,816,077)			279,888,661

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co.
(Cost $326,100)		13,044	340,709

Total Investments in Securities
(Cost $284,142,177)			280,229,370

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $12,819,988)			12,819,988	(d,m,n)

Total Investments
(Cost $296,962,165)			293,049,358

Liabilities in Excess of Other Assets, net—(2.6)%			(7,409,590)

NET ASSETS—100.0%			$285,639,768

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$5,300	5.00%	12/20/20	$68,003	$(28,356)	$96,359

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2016	8	$1,230,000	$(17,768)
Ultra Long-Term U.S. Treasury Bond Futures	March 2016	6	952,125	408
2 Yr. U.S. Treasury Notes Futures	March 2016	125	27,154,297	(60,782)
5 Yr. U.S. Treasury Notes Futures	March 2016	113	13,370,195	(41,949)

				$(120,091)

The Fund had the following short futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
10 Yr. U.S. Treasury Notes Futures	March 2016	373	$(46,963,031)	$320,820

				$200,729

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2015 (Unaudited)

Domestic Equity—31.1% †	Number of Shares	Fair Value
Common Stock—31.1%

Aerospace & Defense—1.1%
General Dynamics Corp.	14,114	$1,938,699
Hexcel Corp.	42,005	1,951,132
Honeywell International Inc.	30,020	3,109,172
The Boeing Co.	8,849	1,279,477
		8,278,480

Agricultural Products—0.3%
Archer-Daniels-Midland Co.	57,564	2,111,448

Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	8,961	862,317

Airlines—0.3%
Delta Air Lines Inc.	52,794	2,676,128

Application Software—0.3%
Intuit Inc.	20,163	1,945,730

Asset Management & Custody Banks—1.4%
Ameriprise Financial Inc.	28,564	3,039,781
Invesco Ltd.	112,957	3,781,800
State Street Corp.	55,783	3,701,760	(e)
		10,523,341

Automobile Manufacturers—0.2%
Ford Motor Co.	112,014	1,578,277

Automotive Retail—0.1%
Advance Auto Parts Inc.	3,360	505,714

Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	12,546	2,393,150	(a)
Amgen Inc.	44,245	7,182,291
Gilead Sciences Inc.	38,659	3,911,904
		13,487,345

Broadcasting—0.1%
CBS Corp., Class B	14,562	686,307

Cable & Satellite—1.5%
Comcast Corp., Class A	128,339	7,242,170
Liberty Global PLC, Class C	70,569	2,877,098	(a)
Sirius XM Holdings Inc.	291,236	1,185,330	(a)
		11,304,598

Casinos & Gaming—0.1%
Las Vegas Sands Corp.	18,594	815,161

Communications Equipment—1.3%
Cisco Systems Inc.	204,425	5,551,161
QUALCOMM Inc.	91,351	4,566,180
		10,117,341

Consumer Finance—0.5%
Discover Financial Services	67,768	3,633,720

Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	40,325	1,459,765	(a)
Visa Inc., Class A	49,286	3,822,129
		5,281,894

Diversified Banks—2.3%
Bank of America Corp.	305,384	5,139,613
Citigroup Inc.	13,442	695,623
JPMorgan Chase & Co.	101,199	6,682,170
Wells Fargo & Co.	95,598	5,196,707
		17,714,113

Diversified Chemicals—0.1%
The Dow Chemical Co.	7,841	403,655

Drug Retail—0.1%
CVS Health Corp.	8,315	812,958

Electric Utilities—0.2%
NextEra Energy Inc.	17,097	1,776,207

Fertilizers & Agricultural Chemicals—0.3%
Monsanto Co.	23,523	2,317,486

General Merchandise Stores—0.2%
Dollar General Corp.	26,051	1,872,285

Healthcare Distributors—0.2%
Cardinal Health Inc.	19,820	1,769,331

Healthcare Equipment—0.9%
Abbott Laboratories	53,767	2,414,676
Boston Scientific Corp.	187,063	3,449,442	(a)
Stryker Corp.	9,829	913,507
		6,777,625

Healthcare Supplies—0.2%
The Cooper Companies Inc.	10,977	1,473,113

Home Improvement Retail—0.6%
Lowe’s Companies Inc.	58,583	4,454,651

Household Products—0.1%
The Procter & Gamble Co.	10,127	804,185

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	32,164	465,413	(a)

Industrial Machinery—0.4%
Ingersoll-Rand PLC	60,488	3,344,382

Integrated Oil & Gas—1.5%
Chevron Corp.	26,323	2,368,017
Exxon Mobil Corp.	72,152	5,624,248
Occidental Petroleum Corp.	51,227	3,463,458
		11,455,723

Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	31,364	1,449,644

Internet Retail—0.5%
Amazon.com Inc.	5,668	3,830,945	(a)

Internet Software & Services—1.8%
Alphabet Inc., Class A	4,611	3,587,404	(a)
Alphabet Inc., Class C	5,601	4,250,487	(a)

eBay Inc.	97,752	2,686,225	(a)
Facebook Inc., Class A	19,042	1,992,936	(a)
LinkedIn Corp., Class A	5,377	1,210,255	(a)
		13,727,307

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	80,650	2,655,805

IT Consulting & Other Services—0.1%
Cognizant Technology Solutions Corp., Class A	14,895	893,998	(a)

Life & Health Insurance—0.2%
Lincoln National Corp.	24,643	1,238,557

Movies & Entertainment—0.7%
The Walt Disney Co.	21,507	2,259,956
Time Warner Inc.	48,726	3,151,110
		5,411,066

Multi-Line Insurance—0.6%
American International Group Inc.	19,042	1,180,033
The Hartford Financial Services Group Inc.	80,986	3,519,651
		4,699,684

Multi-Utilities—0.3%
Dominion Resources Inc.	29,796	2,015,401

Oil & Gas Equipment & Services—0.4%
Schlumberger Ltd.	49,116	3,425,841

Oil & Gas Exploration & Production—0.4%
Hess Corp.	53,722	2,604,442
Marathon Oil Corp.	40,908	515,032
		3,119,474

Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	61,490	2,757,212

Paper Packaging—0.1%
Packaging Corporation of America	7,841	494,375

Pharmaceuticals—2.9%
Allergan PLC	28,212	8,816,250	(a)
Johnson & Johnson	56,593	5,813,233
Merck & Company Inc.	88,491	4,674,094
Pfizer Inc.	87,931	2,838,413
		22,141,990

Railroads—0.1%
CSX Corp.	19,042	494,140

Regional Banks—0.1%
First Republic Bank	8,288	547,505

Research & Consulting Services—0.4%
Nielsen Holdings PLC	70,643	3,291,964

Semiconductor Equipment—0.4%
Applied Materials Inc.	164,660	3,074,202

Soft Drinks—0.7%
PepsiCo Inc.	52,535	5,249,297

Specialized Finance—0.7%
CME Group Inc.	30,244	2,740,107
McGraw Hill Financial Inc.	26,883	2,650,126
		5,390,233

Specialized REITs—0.7%
American Tower Corp.	47,046	4,561,110
Extra Space Storage Inc.	8,625	760,811
		5,321,921

Systems Software—0.5%
Microsoft Corp.	29,684	1,646,868
Oracle Corp.	45,926	1,677,677
VMware Inc., Class A	13,793	780,270	(a)
		4,104,815

Technology Hardware, Storage & Peripherals—1.3%
Apple Inc.	60,263	6,343,283
HP Inc.	136,657	1,618,019
Western Digital Corp.	35,844	2,152,432
		10,113,734

Trading Companies & Distributors—0.3%
United Rentals Inc.	26,883	1,950,093	(a)

Total Common Stock
(Cost $209,741,298)		236,648,131

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co.	9,802	256,028

Total Preferred Stock
(Cost $245,050)		256,028

Total Domestic Equity
(Cost $209,986,348)		236,904,159

Foreign Equity—22.2%

Common Stock—22.2%

Advertising—0.2%
WPP PLC	80,026	1,843,564

Aerospace & Defense—0.5%
Airbus Group SE	12,136	817,367
Safran S.A.	17,118	1,178,383
Zodiac Aerospace	71,504	1,706,904
		3,702,654

Airlines—0.1%
China Southern Airlines Company Ltd., H Shares	44,000	33,950
International Consolidated Airlines Group S.A.	44,152	397,287
		431,237

Apparel Retail—0.2%
Fast Retailing Company Ltd.	3,388	1,200,917

Apparel, Accessories & Luxury Goods—0.2%
Makalot Industrial Company Ltd.	10,349	73,411
The Swatch Group AG	4,049	1,416,543
		1,489,954

Application Software—0.3%
SAP SE	25,185	2,007,564

Asset Management & Custody Banks—0.0% *
Noah Holdings Ltd. ADR	1,347	37,622	(a)

Auto Parts & Equipment—0.7%
Continental AG	14,603	3,562,091
Delphi Automotive PLC	20,499	1,757,379
Superalloy Industrial Company Ltd.	7,987	29,568
		5,349,038

Automobile Manufacturers—0.6%
Fuji Heavy Industries Ltd.	36,700	1,533,654
Great Wall Motor Company Ltd., Class H	21,402	24,992
Hyundai Motor Co.	564	71,670
Mahindra & Mahindra Ltd.	2,680	51,245
Toyota Motor Corp.	45,180	2,812,318
		4,493,879

Brewers—0.4%
AMBEV S.A. ADR	14,925	66,566
Anheuser-Busch InBev S.A.	24,358	3,027,035
SABMiller PLC	1,622	97,288

		3,190,889

Building Products—0.5%
Assa Abloy AB, Class B	100,009	2,111,546
Geberit AG	4,536	1,541,606

		3,653,152

Cable & Satellite—0.0% *
Naspers Ltd., Class N	692	94,675

Coal & Consumable Fuels—0.0% *
Coal India Ltd.	22,189	110,029

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	263,819	2,575,416

Construction & Engineering—0.0% *
Hyundai Engineering & Construction Company Ltd.	2,520	61,358

Construction Machinery & Heavy Trucks—0.0% *
CRRC Corporation Ltd., Class H	27,000	33,410

Construction Materials—0.3%
Cemex SAB de C.V. ADR	11,140	62,050	(a)
HeidelbergCement AG	21,650	1,778,461
Indocement Tunggal Prakarsa Tbk PT	72,000	116,605
		1,957,116

Department Stores—0.0% *
Matahari Department Store Tbk PT	66,176	84,490
SACI Falabella	6,332	40,391
Woolworths Holdings Ltd.	10,787	69,718
		194,599

Diversified Banks—3.0%
Banco Bilbao Vizcaya Argentaria S.A.	153,512	1,123,796
Bancolombia S.A. ADR	1,227	32,822
Bank Negara Indonesia Persero Tbk PT	107,900	39,058
Bank of China Ltd., Class H	190,978	85,261
Barclays PLC	776,915	2,506,613
BNP Paribas S.A.	53,936	3,060,191
China Construction Bank Corp., Class H	177,000	121,271
Credicorp Ltd.	289	28,125

Credit Agricole S.A.	118,897	1,405,237
CTBC Financial Holding Company Ltd.	261,830	134,713
Grupo Financiero Banorte SAB de C.V., Class O	142,334	781,260
HSBC Holdings PLC	120,749	954,286
ICICI Bank Ltd.	530,573	2,093,220
Industrial & Commercial Bank of China Ltd., Class H	268,203	161,957
ING Groep N.V.	156,087	2,110,989
Intesa Sanpaolo S.p.A.	626,825	2,102,681
Kasikornbank PCL	17,400	72,288
Malayan Banking Bhd	38,088	74,517
Metropolitan Bank & Trust Co.	82,864	141,761
Mitsubishi UFJ Financial Group Inc.	410,600	2,584,191
OTP Bank PLC	1,725	35,579
Qatar National Bank SAQ	1,505	72,310
Sberbank of Russia PJSC ADR	23,079	135,705
Shinhan Financial Group Company Ltd.	3,533	119,168
Sumitomo Mitsui Financial Group Inc.	69,700	2,668,758
		22,645,757

Diversified Metals & Mining—0.1%
BHP Billiton PLC	73,939	828,238
Korea Zinc Company Ltd.	135	53,998
MMC Norilsk Nickel PJSC ADR	2,238	28,344
		910,580

Diversified Real Estate Activities—0.8%
Brookfield Asset Management Inc., Class A	21,949	689,708
Mitsubishi Estate Company Ltd.	116,588	2,445,736
Mitsui Fudosan Company Ltd.	109,399	2,779,196
		5,914,640

Education Services—0.0% *
Kroton Educacional S.A.	24,316	58,573

Electric Utilities—0.2%
Power Grid Corporation of India Ltd.	702,466	1,505,142

Electrical Components & Equipment—0.7%
Nidec Corp.	50,500	3,709,784
Schneider Electric SE	27,454	1,567,512
		5,277,296

Electronic Components—0.2%
Largan Precision Company Ltd.	1,000	69,108
Murata Manufacturing Company Ltd.	10,099	1,475,036
		1,544,144

Electronic Equipment & Instruments—0.7%
China Railway Signal & Communication Corporation Ltd. Class H	36,000	23,922	(a,b)
Flytech Technology Company Ltd.	10,902	31,531
Hexagon AB, Class B	53,401	1,994,002
Hitachi Ltd.	303,000	1,741,756
Keyence Corp.	3,100	1,728,650
		5,519,861

Food Retail—0.0% *
Magnit PJSC GDR	1,680	67,570

Healthcare Equipment—1.1%
i-SENS Inc.	1,165	33,831	(a)
Medtronic PLC	72,697	5,591,853
Smith & Nephew PLC	149,719	2,665,704
		8,291,388

Healthcare Services—0.3%
Fresenius SE & Company KGaA	29,726	2,130,261

Household Appliances—0.0% *
Techtronic Industries Company Ltd.	28,380	115,715

Household Products—0.2%
LG Household & Health Care Ltd.	211	188,947
Svenska Cellulosa AB SCA, Class B	34,775	1,016,777
		1,205,724

Human Resource & Employment Services—0.1%
Capita PLC	37,889	674,603

Hypermarkets & Super Centers—0.0% *
Puregold Price Club Inc.	51,400	37,904

Independent Power Producers & Energy Traders—0.0% *
China Resources Power Holdings Company Ltd.	20,000	38,760

Industrial Conglomerates—0.0% *
Alfa SAB de C.V., Class A	38,231	75,549

Industrial Gases—0.2%
Linde AG	11,298	1,643,357

Industrial Machinery—0.4%
FANUC Corp.	8,700	1,524,552
Mitsubishi Heavy Industries Ltd.	364,000	1,613,710
		3,138,262

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	108,223	1,363,402
Cenovus Energy Inc.	102,803	1,297,374
China Petroleum & Chemical Corp., Class H	183,725	111,181
Lukoil PJSC ADR	611	19,848
Sasol Ltd.	5,910	159,960
Statoil ASA	143,714	2,008,442
Total S.A.	28,673	1,285,301
		6,245,508

Internet Retail—0.2%
Ctrip.com International Ltd. ADR	1,611	74,638	(a)
Rakuten Inc.	141,698	1,652,623	(a)
		1,727,261

Internet Software & Services—1.0%
Alibaba Group Holding Ltd. ADR	3,003	244,054	(a)
Baidu Inc. ADR	35,374	6,687,101	(a)
NAVER Corp.	260	145,904
Tencent Holdings Ltd.	16,355	322,240
Yandex N.V., Class A	4,947	77,767	(a)
		7,477,066

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	13,104	169,950

Leisure Products—0.2%
Shimano Inc.	10,600	1,644,258

Life & Health Insurance—0.9%
AIA Group Ltd.	652,420	3,922,862
China Life Insurance Company Ltd., Class H	34,000	110,114
Japan Post Holdings Company Ltd.	49,800	772,077	(a)
Ping An Insurance Group Company of China Ltd., Class H	28,000	154,991
Prudential PLC	84,588	1,908,763
		6,868,807

Movies & Entertainment—0.2%
Vivendi S.A.	76,662	1,653,900

Multi-Line Insurance—0.4%
AXA S.A.	93,034	2,549,815
BB Seguridade Participacoes S.A.	14,209	87,382
		2,637,197

Oil & Gas Equipment & Services—0.3%
Technip S.A.	40,859	2,029,954

Oil & Gas Exploration & Production—0.0% *
CNOOC Ltd.	147,000	153,067
Parex Resources Inc.	15,322	112,066	(a)
		265,133

Other Diversified Financial Services—0.0% *
FirstRand Ltd.	20,459	55,942

Packaged Foods & Meats—0.4%
Kerry Group PLC, Class A	14,335	1,188,308
Nestle S.A.	22,005	1,638,834
		2,827,142

Personal Products—0.3%
Kao Corp.	43,200	2,246,278

Pharmaceuticals—1.8%
Aspen Pharmacare Holdings Ltd.	1,980	39,545
Astellas Pharma Inc.	87,700	1,262,335
Bayer AG	19,419	2,442,785
CSPC Pharmaceutical Group Ltd.	112,095	114,552
Roche Holding AG	17,147	4,734,696
Sanofi	35,781	3,055,095
Shire PLC	24,883	1,722,994
		13,372,002

Property & Casualty Insurance—0.9%
ACE Ltd.	22,489	2,627,839
Insurance Australia Group Ltd.	486,029	1,966,074
PICC Property & Casualty Company Ltd., Class H	38,000	75,704
Tokio Marine Holdings Inc.	50,400	1,974,187
		6,643,804

Railroads—0.2%
East Japan Railway Co.	16,200	1,541,959

Real Estate Development—0.0% *
China Resources Land Ltd.	24,000	69,986

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,660	41,563

Restaurants—0.0% *
Alsea SAB de C.V.	13,660	47,447

Security & Alarm Services—0.2%
Secom Company Ltd.	17,900	1,226,119

Semiconductor Equipment—0.3%
ASML Holding N.V.	27,872	2,499,395

Semiconductors—0.4%
Taiwan Semiconductor Manufacturing Company Ltd.	617,876	2,689,934

Soft Drinks—0.0% *
Coca-Cola Icecek AS	4,374	55,656

Specialty Chemicals—0.4%
Givaudan S.A.	1,124	2,047,005
Johnson Matthey PLC	33,210	1,300,554
		3,347,559

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	1,720	1,848,279

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corporation Ltd.	17,532	334,839

Trucking—0.0% *
CAR Inc.	33,210	55,020	(a)

Wireless Telecommunication Services—0.8%
China Mobile Ltd.	18,290	206,496
MTN Group Ltd.	6,453	55,341
SK Telecom Company Ltd.	667	122,586
SoftBank Group Corp.	47,300	2,413,855
Vodafone Group PLC	960,163	3,127,558
		5,925,836

Total Common Stock
(Cost $167,718,718)		168,769,953

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Itau Unibanco Holding S.A.	7,437	49,495

Total Preferred Stock
(Cost $90,619)		49,495

Total Foreign Equity
(Cost $167,809,337)		168,819,448

		Principal Amount	Fair Value
Bonds and Notes—31.4%

U.S. Treasuries—6.3%
U.S. Treasury Bonds
2.50%	02/15/45	$2,658,800	2,380,674
3.13%	11/15/41	6,811,000	7,022,093
U.S. Treasury Notes
0.63%	05/31/17 - 07/31/17	4,832,400	4,809,533	(m)
0.75%	12/31/17	4,000,000	3,973,300	(m)
0.88%	10/15/18	4,038,000	3,993,909	(m)
1.38%	10/31/20	10,947,400	10,756,685	(m)
1.88%	10/31/22	11,088,400	10,948,254	(m)
2.00%	08/15/25	4,654,800	4,538,356	(m)
			48,422,804

Agency Mortgage Backed—7.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	5,696	6,159
5.00%	07/01/35 - 06/01/41	686,582	765,924
5.50%	05/01/20 - 04/01/39	138,593	156,415
6.00%	04/01/17 - 11/01/37	197,288	223,782
6.50%	06/01/29	914	1,041
7.00%	10/01/16 - 08/01/36	139,310	149,008

7.50%	09/01/33	443	469
8.00%	04/01/30 - 11/01/30	588	636
9.00%	04/01/16 - 06/01/21	93	94
Federal National Mortgage Assoc.
2.22%	04/01/37	718	732	(h)
3.00%	02/01/43 - 06/01/43	9,323,465	9,351,968
3.50%	11/01/42 - 08/01/45	9,196,336	9,493,525
4.00%	05/01/19 - 03/01/44	5,230,832	5,558,733
4.50%	05/01/18 - 01/01/41	5,469,732	5,917,350
5.00%	07/01/20 - 06/01/41	1,082,251	1,215,147
5.50%	06/01/20 - 01/01/39	1,076,422	1,206,487
6.00%	02/01/20 - 05/01/41	1,467,391	1,670,445
6.50%	08/01/17 - 08/01/34	138,783	157,560
7.00%	10/01/16 - 12/01/33	8,202	8,282
7.50%	12/01/23 - 12/01/33	4,897	5,402
8.00%	11/01/25 - 01/01/33	842	949
9.00%	12/01/17 - 12/01/22	628	680
2.50%	TBA	3,484,191	3,504,590	(c)
3.00%	TBA	1,201,000	1,200,582	(c)
3.50%	TBA	1,782,694	1,838,664	(c)
4.00%	TBA	1,184,307	1,252,891	(c)
5.00%	TBA	1,925,000	2,118,615	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	2,659,809	2,705,372
3.50%	05/20/43	1,737,506	1,815,651
4.00%	01/20/41 - 04/20/43	2,047,982	2,192,461
4.50%	08/15/33 - 03/20/41	1,021,831	1,112,837
5.00%	08/15/33	13,499	15,012
6.00%	06/15/33 - 09/15/36	56,276	65,050
6.50%	04/15/28 - 06/15/34	13,255	15,164
7.00%	04/15/28 - 10/15/36	8,339	9,136
8.00%	06/15/30	33	34
8.50%	10/15/17	1,145	1,180
9.00%	11/15/16 - 12/15/21	1,670	1,719
3.00%	TBA	1,400,000	1,418,473	(c)
4.00%	TBA	169,190	179,428	(c)
5.00%	TBA	75,000	82,155	(c)
			55,419,802

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	55	54	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	86,304	246	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	641,702	51,890	(g)
5.00%	02/15/38	4,744	84	(g)
5.50%	06/15/33	4,216	882	(g)
6.27%	08/15/25	254,305	25,053	(g,h)
7.50%	07/15/27	1,589	210	(g)
8.00%	04/15/20	17	18
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	147	134	(d,f)
5.62%	08/15/43	652,229	140,942	(g,h)
8.00%	02/01/23 - 07/01/24	568	119	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	178	172	(d,f)
1.22%	12/25/42	34,172	1,135	(g,h)
5.00%	02/25/40 - 09/25/40	320,078	34,605	(g)
5.58%	07/25/38	63,200	8,722	(g,h)

Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	66,810	12,008	(g)
5.00%	03/25/38 - 05/25/38	37,152	6,726	(g)
5.50%	12/25/33	7,598	1,485	(g)
6.00%	01/25/35	35,608	7,347	(g)
7.50%	11/25/23	3,546	760	(g)
8.00%	08/25/23 - 07/25/24	1,181	251	(g)
8.50%	03/25/17 - 07/25/22	191	24	(g)
8.50%	01/25/18	6	—	(**,g)
9.00%	05/25/22	147	26	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	493,932	32,992	(g)
5.00%	10/20/37 - 09/20/38	180,474	10,671	(g)
5.85%	02/20/40	270,099	46,214	(g,h)
6.46%	01/16/40	451,020	83,344	(g,h)
			466,114

Corporate Notes—14.0%
21st Century Fox America Inc.
3.70%	10/15/25	84,000	83,849	(b)
4.95%	10/15/45	34,000	33,487	(b)
6.65%	11/15/37	160,000	185,930
ABB Finance USA Inc.
1.63%	05/08/17	166,000	166,118
AbbVie Inc.
1.75%	11/06/17	234,000	233,558
2.00%	11/06/18	211,000	210,114
2.50%	05/14/20	335,000	331,688
3.60%	05/14/25	138,000	136,215
4.70%	05/14/45	70,000	68,456
ACCO Brands Corp.
6.75%	04/30/20	339,000	349,170
ACE INA Holdings Inc.
2.30%	11/03/20	337,000	334,728
3.15%	03/15/25	237,000	234,367
3.35%	05/03/26	236,000	235,319
4.35%	11/03/45	71,000	72,153
Actavis Funding SCS
1.30%	06/15/17	399,000	395,223
3.00%	03/12/20	169,000	168,865
3.45%	03/15/22	236,000	236,377
3.80%	03/15/25	338,000	336,305
4.75%	03/15/45	33,000	32,170
Activision Blizzard Inc.
5.63%	09/15/21	367,000	384,432	(b)
Aetna Inc.
3.50%	11/15/24	210,000	209,782
Agrium Inc.
3.38%	03/15/25	84,000	76,682
4.90%	06/01/43	147,000	131,498
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	196,136
Altria Group Inc.
2.95%	05/02/23	141,000	137,231
4.50%	05/02/43	141,000	133,731
America Movil SAB de C.V.
3.13%	07/16/22	200,000	196,513
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	193,545
6.63%	10/15/22	53,000	55,518

American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	135,841
4.13%	07/01/24	103,000	102,281
American Electric Power Company Inc.
2.95%	12/15/22	270,000	266,854
American Express Co.
3.63%	12/05/24	337,000	329,812
American Express Credit Corp.
2.60%	09/14/20	337,000	337,949
American International Group Inc.
3.75%	07/10/25	337,000	334,184
4.13%	02/15/24	102,000	104,827
4.50%	07/16/44	67,000	61,965
4.80%	07/10/45	169,000	163,414
American Tower Corp. (REIT)
3.40%	02/15/19	515,000	528,384
Amgen Inc.
2.20%	05/22/19	449,000	448,502
Amkor Technology Inc.
6.63%	06/01/21	368,000	365,240
Anadarko Petroleum Corp.
3.45%	07/15/24	67,000	59,551
6.20%	03/15/40	271,000	249,320
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	436,041
Anthem Inc.
3.30%	01/15/23	185,000	179,870
Apache Corp.
5.10%	09/01/40	169,000	144,471
Apple Inc.
2.50%	02/09/25	157,000	150,230
2.85%	05/06/21	499,000	511,256
3.45%	02/09/45	170,000	146,347
Aramark Services Inc.
5.75%	03/15/20	370,000	382,719
Ascension Health
4.85%	11/15/53	235,000	253,198
AstraZeneca PLC
2.38%	11/16/20	119,000	118,195
3.38%	11/16/25	169,000	167,793
4.38%	11/16/45	67,000	67,145
AT&T Inc.
2.38%	11/27/18	438,000	441,375
2.45%	06/30/20	337,000	332,013
3.40%	05/15/25	340,000	326,813
4.50%	05/15/35	169,000	156,318
4.75%	05/15/46	86,000	78,726
4.80%	06/15/44	135,000	123,678
AutoNation Inc.
4.50%	10/01/25	236,000	239,589
AutoZone Inc.
3.25%	04/15/25	337,000	326,112
Bank of America Corp.
1.70%	08/25/17	849,000	846,640
2.60%	01/15/19	293,000	293,995
3.88%	08/01/25	67,000	68,020
3.95%	04/21/25	203,000	197,693
4.00%	01/22/25	166,000	162,636
4.10%	07/24/23	163,000	168,608
4.25%	10/22/26	305,000	301,930

Barclays Bank PLC
2.25%	05/10/17	815,000	823,676	(b)
Barclays PLC
5.25%	08/17/45	200,000	201,457
Barrick Gold Corp.
4.10%	05/01/23	54,000	46,328
Baxalta Inc.
2.88%	06/23/20	337,000	332,956	(b)
4.00%	06/23/25	253,000	250,507	(b)
Bed Bath & Beyond Inc.
4.92%	08/01/34	51,000	45,475
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	919,512
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	236,000	240,165
Berry Plastics Corp.
5.13%	07/15/23	220,000	213,950
6.00%	10/15/22	100,000	101,750	(b)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	95,000	86,087
Biogen Inc.
2.90%	09/15/20	167,000	166,633
4.05%	09/15/25	167,000	167,867
5.20%	09/15/45	67,000	67,019
Bombardier Inc.
4.75%	04/15/19	134,000	110,215	(b)
6.00%	10/15/22	124,000	86,924	(b)
7.75%	03/15/20	138,000	111,435	(b)
Boston Scientific Corp.
3.85%	05/15/25	170,000	167,298
BP Capital Markets PLC
1.38%	05/10/18	291,000	286,848
3.81%	02/10/24	177,000	176,966
Branch Banking & Trust Co.
3.63%	09/16/25	350,000	353,466
Building Materials Corporation of America
5.38%	11/15/24	442,000	440,895	(b)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	120,000	121,609
Calpine Corp.
5.75%	01/15/25	205,000	180,913
5.88%	01/15/24	289,000	296,225	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	370,000	321,900
Canadian Pacific Railway Co.
2.90%	02/01/25	400,000	376,553
Capital One Financial Corp.
4.20%	10/29/25	337,000	332,911
Caterpillar Inc.
4.30%	05/15/44	112,000	108,078
Catholic Health Initiatives
2.60%	08/01/18	105,000	105,434
4.35%	11/01/42	82,000	76,686
CBS Corp.
3.70%	08/15/24	266,000	258,827
CCO Safari II LLC
3.58%	07/23/20	253,000	251,551	(b)
4.91%	07/23/25	253,000	252,751	(b)
6.38%	10/23/35	34,000	34,314	(b)
6.48%	10/23/45	67,000	67,024	(b)

Celgene Corp.
3.88%	08/15/25	337,000	335,929
5.00%	08/15/45	169,000	169,647
CenturyLink Inc.
5.80%	03/15/22	741,000	679,126
Cequel Capital Corp.
5.13%	12/15/21	347,000	312,300	(b)
Chevron Corp.
3.33%	11/17/25	236,000	237,701
Cigna Corp.
3.25%	04/15/25	338,000	331,945
Cinemark USA Inc.
4.88%	06/01/23	370,000	360,750
Citigroup Inc.
1.55%	08/14/17	742,000	739,001
1.75%	05/01/18	582,000	577,115
1.85%	11/24/17	160,000	159,772
2.05%	12/07/18	306,000	304,377
2.65%	10/26/20	168,000	166,780
4.40%	06/10/25	169,000	170,771
4.65%	07/30/45	270,000	273,085
CMS Energy Corp.
4.88%	03/01/44	171,000	173,401
CNA Financial Corp.
5.88%	08/15/20	206,000	228,361
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	351,765
Cogeco Cable Inc.
4.88%	05/01/20	270,000	269,325	(b)
Colgate-Palmolive Co.
4.00%	08/15/45	169,000	169,375
Columbia Pipeline Group Inc.
3.30%	06/01/20	236,000	229,888	(b)
4.50%	06/01/25	169,000	153,179	(b)
Comcast Corp.
3.38%	08/15/25	572,000	579,421
4.20%	08/15/34	171,000	169,365
4.60%	08/15/45	170,000	172,112
ConocoPhillips Co.
3.35%	11/15/24	337,000	308,343
Continental Resources Inc.
3.80%	06/01/24	73,000	51,443
4.50%	04/15/23	65,000	46,727
4.90%	06/01/44	40,000	24,127
Corp Andina de Fomento
4.38%	06/15/22	425,000	452,455
Credit Suisse AG
1.70%	04/27/18	334,000	331,623
2.60%	05/27/16	253,000	254,354	(b)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	484,981	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	434,000	424,235
CSX Corp.
4.50%	08/01/54	104,000	94,333
CubeSmart LP
4.00%	11/15/25	94,000	93,333

CVS Health Corp.
2.25%	08/12/19	364,000	363,656
3.88%	07/20/25	338,000	345,012
5.13%	07/20/45	253,000	266,518
Daimler Finance North America LLC
2.38%	08/01/18	778,000	779,185	(b)
Danaher Corp.
2.40%	09/15/20	168,000	168,013
3.35%	09/15/25	167,000	169,633
4.38%	09/15/45	88,000	90,898
Denbury Resources Inc.
5.50%	05/01/22	370,000	122,833
6.38%	08/15/21	150,000	54,000
Deutsche Bank AG
4.50%	04/01/25	342,000	314,647
Devon Energy Corp.
5.85%	12/15/25	138,000	134,223
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	719,654	(b)
Diageo Investment Corp.
2.88%	05/11/22	346,000	343,009
DigitalGlobe Inc.
5.25%	02/01/21	280,000	235,200	(b)
DIRECTV Holdings LLC/DIRECTV Financing Company Inc.
4.45%	04/01/24	262,000	269,120
Discover Bank
3.10%	06/04/20	250,000	250,685
Dollar General Corp.
1.88%	04/15/18	335,000	331,778
4.13%	07/15/17	341,000	350,183
4.15%	11/01/25	168,000	167,004
Dollar Tree Inc.
5.75%	03/01/23	444,000	462,870	(b)
Dominion Resources Inc.
1.95%	08/15/16	368,000	368,924
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	337,000	331,072
Duke Energy Progress LLC
4.15%	12/01/44	100,000	97,663
Eastman Chemical Co.
3.60%	08/15/22	336,000	334,542
Ecopetrol S.A.
5.88%	05/28/45	85,000	60,350
Electricite de France S.A.
2.15%	01/22/19	704,000	700,729	(b)
Eli Lilly & Co.
3.70%	03/01/45	33,000	30,866
EMD Finance LLC
3.25%	03/19/25	169,000	160,252	(b)
Energizer Holdings Inc.
5.50%	06/15/25	373,000	350,620	(b)
Energy Transfer Equity LP
5.88%	01/15/24	714,000	581,910
Energy Transfer Partners LP
4.05%	03/15/25	68,000	55,876
5.15%	03/15/45	118,000	83,413
6.50%	02/01/42	217,000	176,497

Ensco PLC
4.50%	10/01/24	168,000	115,697
5.20%	03/15/25	102,000	72,624
5.75%	10/01/44	69,000	45,459
Enterprise Products Operating LLC
3.70%	02/15/26	335,000	300,745
Equinix Inc.
5.88%	01/15/26	75,000	77,250
ERP Operating LP
4.50%	07/01/44	68,000	68,238
European Investment Bank
4.88%	01/17/17	535,000	556,248
FedEx Corp.
3.20%	02/01/25	106,000	103,184
4.10%	02/01/45	2,000	1,781
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	220,000	222,750
5.25%	04/15/23	200,000	196,500
Five Corners Funding Trust
4.42%	11/15/23	373,000	389,448	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	130,376
Ford Motor Credit Company LLC
3.20%	01/15/21	360,000	357,592
3.22%	01/09/22	360,000	352,471
5.88%	08/02/21	261,000	291,061
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	247,000	264,290	(b)
Frontier Communications Corp.
7.13%	03/15/19	367,000	366,963
11.00%	09/15/25	339,000	335,610	(b)
General Motors Co.
5.20%	04/01/45	34,000	32,009
General Motors Financial Company Inc.
3.15%	01/15/20	236,000	233,902
3.20%	07/13/20	675,000	664,606
4.30%	07/13/25	337,000	327,006
Georgia-Pacific LLC
3.60%	03/01/25	480,000	474,677	(b)
Gilead Sciences Inc.
2.55%	09/01/20	170,000	170,016
3.65%	03/01/26	190,000	191,689
4.80%	04/01/44	189,000	189,596
Grupo Televisa SAB
5.00%	05/13/45	200,000	171,835
Halliburton Co.
2.70%	11/15/20	169,000	167,117
3.80%	11/15/25	169,000	164,664
5.00%	11/15/45	101,000	99,771
HCA Inc.
4.75%	05/01/23	576,000	570,240
6.50%	02/15/20	444,000	483,738
HSBC Holdings PLC
4.25%	08/18/25	200,000	198,514
HSBC USA Inc.
2.75%	08/07/20	505,000	505,267
Hyundai Capital America
2.13%	10/02/17	118,000	117,298	(b)

Illinois Tool Works Inc.
3.50%	03/01/24	343,000	352,639
ING Bank N.V.
2.70%	08/17/20	200,000	200,976	(b)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	231,062
Ingles Markets Inc.
5.75%	06/15/23	375,000	374,062
Intel Corp.
2.45%	07/29/20	169,000	171,006
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	347,000	272,395
International Business Machines Corp.
3.63%	02/12/24	361,000	371,803
Interstate Power & Light Co.
3.40%	08/15/25	335,000	337,018
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	64,967	(b)
Invesco Finance PLC
3.13%	11/30/22	366,000	361,067
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	86,735	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	296,000	257,520	(b)
5.88%	07/15/24	190,000	171,950	(b)
Jefferies Group LLC
5.13%	01/20/23	283,000	280,798
6.50%	01/20/43	90,000	83,208
Johnson Controls Inc.
4.63%	07/02/44	166,000	140,684
JPMorgan Chase & Co.
2.55%	10/29/20	168,000	166,504
3.88%	09/10/24	481,000	478,716
5.00%	12/29/49	244,000	231,800	(h)
6.10%	10/29/49	405,000	407,065	(h)
KB Home
7.00%	12/15/21	423,000	417,184
Keysight Technologies Inc.
4.55%	10/30/24	335,000	322,079
KFW
4.50%	07/16/18	446,000	479,460
Kinder Morgan Energy Partners LP
3.50%	09/01/23	75,000	62,219
4.30%	05/01/24	180,000	154,779
Kinder Morgan Inc.
3.05%	12/01/19	67,000	62,032
4.30%	06/01/25	134,000	115,837
5.55%	06/01/45	101,000	78,872
Kinross Gold Corp.
6.88%	09/01/41	20,000	10,958
Kraft Heinz Foods Co.
2.80%	07/02/20	506,000	504,814	(b)
3.95%	07/15/25	439,000	443,250	(b)
L Brands Inc.
5.63%	02/15/22	369,000	392,062
L-3 Communications Corp.
1.50%	05/28/17	211,000	208,382

Lee Enterprises Inc.
9.50%	03/15/22	300,000	276,000	(b)
Lennar Corp.
4.50%	11/15/19	442,000	449,459
4.75%	05/30/25	150,000	146,625
Levi Strauss & Co.
5.00%	05/01/25	222,000	220,890
Lockheed Martin Corp.
2.50%	11/23/20	236,000	235,170
3.55%	01/15/26	337,000	338,731
3.80%	03/01/45	71,000	62,889
4.70%	05/15/46	76,000	78,205
Lowe’s Companies Inc.
4.38%	09/15/45	135,000	138,760
LyondellBasell Industries N.V.
4.63%	02/26/55	67,000	54,334
Macquarie Bank Ltd.
4.88%	06/10/25	342,000	337,726	(b)
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	316,996
Marsh & McLennan Companies Inc.
3.50%	03/10/25	236,000	232,471
3.75%	03/14/26	235,000	235,015
Mattel Inc.
2.35%	05/06/19	499,000	494,846
McDonald’s Corp.
2.75%	12/09/20	92,000	91,955
3.70%	01/30/26	214,000	213,877
4.88%	12/09/45	71,000	71,382
Mead Johnson Nutrition Co.
3.00%	11/15/20	236,000	236,035
4.13%	11/15/25	236,000	237,897
Medtronic Inc.
2.50%	03/15/20	101,000	101,743
3.50%	03/15/25	379,000	383,487
4.63%	03/15/45	170,000	175,275
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	97,947
Merck & Company Inc.
2.75%	02/10/25	335,000	326,157
MetLife Inc.
3.60%	11/13/25	168,000	169,294
4.05%	03/01/45	85,000	78,751
4.72%	12/15/44	104,000	106,210
MGM Resorts International
5.25%	03/31/20	222,000	219,780
6.63%	12/15/21	370,000	378,787
Microsoft Corp.
4.00%	02/12/55	160,000	143,614
Mid-America Apartments LP
4.00%	11/15/25	169,000	167,899
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	420,307	(b)
Monsanto Co.
4.70%	07/15/64	98,000	74,411
Morgan Stanley
2.65%	01/27/20	145,000	144,656
3.70%	10/23/24	335,000	336,642
3.95%	04/23/27	337,000	327,225

4.10%	05/22/23	560,000	566,122
4.88%	11/01/22	21,000	22,300
5.00%	11/24/25	131,000	139,144
Motorola Solutions Inc.
4.00%	09/01/24	121,000	105,018
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	135,222	(b)
National Retail Properties Inc.
4.00%	11/15/25	168,000	165,061
NCL Corporation Ltd.
4.63%	11/15/20	186,000	182,135	(b)
Newfield Exploration Co.
5.63%	07/01/24	301,000	256,603
5.75%	01/30/22	287,000	253,995
Newmont Mining Corp.
4.88%	03/15/42	131,000	93,586
Nexen Energy ULC
6.40%	05/15/37	144,000	161,051
NIKE Inc.
3.88%	11/01/45	169,000	162,964
Noble Energy Inc.
3.90%	11/15/24	202,000	179,888
Northern States Power Co.
2.20%	08/15/20	337,000	334,726
Northrop Grumman Corp.
3.85%	04/15/45	39,000	35,065
Novartis Capital Corp.
3.00%	11/20/25	446,000	439,664
4.00%	11/20/45	223,000	218,215
NRG Energy Inc.
6.25%	07/15/22	184,000	159,620
Occidental Petroleum Corp.
3.50%	06/15/25	337,000	329,342
Omnicom Group Inc.
3.63%	05/01/22	105,000	106,028
Oracle Corp.
2.25%	10/08/19	649,000	656,008
2.95%	05/15/25	335,000	327,079
4.13%	05/15/45	68,000	64,358
Owens & Minor Inc.
3.88%	09/15/21	310,000	308,793
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	508,099
PacifiCorp
6.25%	10/15/37	3,000	3,711
Penn National Gaming Inc.
5.88%	11/01/21	225,000	218,250
People’s United Bank NA
4.00%	07/15/24	391,000	386,671
PepsiCo Inc.
3.10%	07/17/22	85,000	87,174
4.25%	10/22/44	100,000	99,224
4.60%	07/17/45	101,000	106,794
Petrobras Global Finance BV
3.88%	01/27/16	103,000	102,588
Petroleos Mexicanos
3.50%	01/30/23	147,000	128,258

Pfizer Inc.
4.40%	05/15/44	106,000	107,641
Philip Morris International Inc.
4.13%	03/04/43	140,000	132,353
Phillips 66 Partners LP
2.65%	02/15/20	101,000	95,329
3.61%	02/15/25	144,000	126,449
Pitney Bowes Inc.
4.63%	03/15/24	295,000	289,130
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	101,000	88,218
PNC Bank NA
2.40%	10/18/19	346,000	347,362
Precision Castparts Corp.
4.38%	06/15/45	101,000	101,203
Principal Financial Group Inc.
4.70%	05/15/55	335,000	332,990	(h)
Prologis LP
3.75%	11/01/25	168,000	166,649
Prudential Financial Inc.
5.38%	05/15/45	169,000	168,789	(h)
5.63%	06/15/43	166,000	169,735	(h)
QUALCOMM Inc.
2.25%	05/20/20	135,000	133,748
3.45%	05/20/25	119,000	114,159
4.80%	05/20/45	119,000	105,781
Quest Diagnostics Inc.
4.70%	03/30/45	101,000	90,951
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	236,000	204,270
Revlon Consumer Products Corp.
5.75%	02/15/21	852,000	824,310
Reynolds American Inc.
4.45%	06/12/25	102,000	106,735
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	85,000	77,219
Rogers Communications Inc.
5.00%	03/15/44	107,000	107,647
Rowan Companies Inc.
5.85%	01/15/44	70,000	42,239
Royal Bank of Canada
1.20%	09/19/17	773,000	769,389
Ryder System Inc.
2.45%	09/03/19	394,000	388,279
Santander Bank NA
2.00%	01/12/18	411,000	408,015
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	197,361	(b)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	260,000	267,800	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	459,000	453,138	(b)
4.00%	12/21/25	306,000	302,117	(b)
Sealed Air Corp.
4.88%	12/01/22	221,000	221,553	(b)
5.13%	12/01/24	221,000	221,000	(b)
Shell International Finance BV
2.25%	11/10/20	337,000	331,945
Sinclair Television Group Inc.
5.38%	04/01/21	387,000	387,967

Southern California Edison Co.
2.40%	02/01/22	135,000	132,389
Spectra Energy Partners LP
4.75%	03/15/24	175,000	169,598
Sprint Corp.
7.25%	09/15/21	191,000	142,295
7.63%	02/15/25	248,000	181,040
State Street Corp.
3.55%	08/18/25	335,000	345,586	(e)
Statoil ASA
3.95%	05/15/43	84,000	75,875
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	148,000	140,230	(b)
SUPERVALU Inc.
6.75%	06/01/21	374,000	338,470
T-Mobile USA Inc.
6.25%	04/01/21	300,000	309,750
6.50%	01/15/26	112,000	113,063
6.63%	04/01/23	370,000	377,400
Tampa Electric Co.
4.35%	05/15/44	169,000	165,557
Target Corp.
3.50%	07/01/24	213,000	221,102
TD Ameritrade Holding Corp.
2.95%	04/01/22	166,000	164,540
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	335,000	338,368	(b)
Teck Resources Ltd.
2.50%	02/01/18	98,000	74,480
3.15%	01/15/17	150,000	135,000
Telecom Italia S.p.A.
5.30%	05/30/24	600,000	592,500	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	925,605
6.00%	10/01/20	347,000	365,218
The Allstate Corp.
5.75%	08/15/53	186,000	191,208	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	398,410	(b)
The Boeing Co.
1.65%	10/30/20	168,000	164,470
2.60%	10/30/25	168,000	162,640
2.85%	10/30/24	211,000	209,010
The Coca-Cola Co.
2.88%	10/27/25	337,000	332,291
The Dow Chemical Co.
4.25%	10/01/34	172,000	155,202
The Goldman Sachs Group Inc.
2.38%	01/22/18	299,000	301,603
2.60%	04/23/20	335,000	334,240
2.63%	01/31/19	191,000	192,392
2.90%	07/19/18	223,000	227,362
3.75%	05/22/25	288,000	290,036
4.00%	03/03/24	174,000	178,682
4.25%	10/21/25	57,000	56,600
4.80%	07/08/44	368,000	365,532
5.15%	05/22/45	169,000	164,049

The Home Depot Inc.
3.35%	09/15/25	236,000	241,304
The Korea Development Bank
3.25%	03/09/16	348,000	349,376
3.38%	09/16/25	200,000	203,633
The Kroger Co.
2.95%	11/01/21	236,000	233,712
The Progressive Corp.
3.70%	01/26/45	226,000	204,533
The Toronto-Dominion Bank
2.50%	12/14/20	306,000	305,863
The Williams Companies Inc.
8.75%	03/15/32	68,000	51,260
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	167,000	167,659	(b)
Time Inc.
5.75%	04/15/22	371,000	339,465	(b)
Time Warner Cable Inc.
4.50%	09/15/42	34,000	26,681
6.55%	05/01/37	101,000	102,155
Time Warner Inc.
3.60%	07/15/25	186,000	181,149
3.88%	01/15/26	309,000	306,461
5.35%	12/15/43	306,000	305,297
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	342,875
Tyco International Finance S.A.
5.13%	09/14/45	100,000	103,752
Tyson Foods Inc.
2.65%	08/15/19	171,000	171,137
3.95%	08/15/24	114,000	117,055
5.15%	08/15/44	114,000	119,050
U.S. Bancorp
3.44%	02/01/16	411,000	411,525
5.13%	12/29/49	337,000	338,584	(h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	198,154	(b)
4.13%	09/24/25	250,000	249,897	(b)
Ultra Petroleum Corp.
6.13%	10/01/24	366,000	83,265	(b)
United Rentals North America Inc.
6.13%	06/15/23	287,000	293,458
UnitedHealth Group Inc.
2.70%	07/15/20	406,000	410,413
4.75%	07/15/45	268,000	282,021
US Bank NA
2.80%	01/27/25	250,000	243,426
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	296,000	264,180	(b)
6.38%	10/15/20	207,000	199,755	(b)
Ventas Realty LP
4.13%	01/15/26	135,000	134,571
Verizon Communications Inc.
1.35%	06/09/17	682,000	680,058
3.50%	11/01/24	168,000	166,015
4.15%	03/15/24	337,000	346,537
4.40%	11/01/34	168,000	155,002
4.67%	03/15/55	118,000	102,361

4.86%	08/21/46	169,000	159,885
5.05%	03/15/34	105,000	104,553
5.15%	09/15/23	215,000	236,380
6.55%	09/15/43	114,000	135,338
Virgin Media Finance PLC
5.75%	01/15/25	202,000	194,425	(b)
Visa Inc.
2.80%	12/14/22	214,000	214,385
3.15%	12/14/25	214,000	214,452
4.30%	12/14/45	101,000	102,372
Volkswagen Group of America Finance LLC
0.81%	11/20/17	200,000	192,183	(b,h)
2.13%	05/23/19	297,000	281,849	(b)
2.45%	11/20/19	205,000	196,574	(b)
W.R. Grace & Co.
5.13%	10/01/21	140,000	141,400	(b)
5.63%	10/01/24	367,000	370,670	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	314,000	320,154
Wells Fargo & Co.
2.55%	12/07/20	306,000	304,465
3.00%	02/19/25	169,000	164,395
3.90%	05/01/45	169,000	155,819
4.10%	06/03/26	218,000	220,070
4.30%	07/22/27	136,000	138,944
5.88%	12/29/49	234,000	246,285	(h)
5.90%	12/29/49	226,000	227,978	(h)
Williams Partners LP
5.40%	03/04/44	34,000	22,779
Windstream Services LLC
6.38%	08/01/23	259,000	186,480
WMG Acquisition Corp.
6.00%	01/15/21	78,000	78,390	(b)
WPP Finance 2010
3.75%	09/19/24	335,000	333,445
WPX Energy Inc.
5.25%	01/15/17	266,000	248,710
XLIT Ltd.
5.25%	12/15/43	143,000	147,882
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	169,000	164,310
			106,319,994

Non-Agency Collateralized Mortgage Obligations—3.3%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	410,191	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	40,094	40,419
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	614,386	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	96,194	100,078	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	505,633	535,468	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	64,013	63,941	(h)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	137,514	142,068	(b,h)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.62%	04/12/38	140,000	140,944	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	307,745	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	692,000	577,142	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	146,638	102,476
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	604,059	615,571
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	100,000	93,926	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	150,417	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	214,573	(h)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	332,639	287,740	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	169,443	164,681	(h)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	332,372	342,117
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	161,100	148,435	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	293,578	217,614
3.70%	08/10/55	293,105	297,886
4.37%	08/10/55	263,981	251,331	(h)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	260,000	193,463	(b)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	160,441	159,728	(h)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	322,321	320,387	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.46%	02/15/39	415,477	415,113	(h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	112,000	86,635	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	175,977	127,213	(h)
4.11%	08/15/48	234,636	229,833	(h)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	154,178	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	236,501	237,684
5.31%	08/10/44	120,000	132,208	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	182,869
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	344,391	(b)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	2,275,013	155,960	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	161,291	117,478
4.41%	07/10/48	75,719	72,883	(h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	375,418	260,671

GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	417,675	302,248
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.87%	12/15/47	1,061,721	81,025	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	71,219
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	261,452	267,719
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	93,532	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	140,000	145,565	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	260,000	262,319	(h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	100,000	86,766	(b,h)
4.81%	02/15/47	180,000	179,644	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	307,309	229,388	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	293,257	261,078	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	439,886	449,789
LB-UBS Commercial Mortgage Trust 2004-C8
0.47%	12/15/39	11,105	57	(b,g,h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	99,076	99,944	(h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	430,000	449,090	(b)
6.11%	07/15/40	192,914	201,463	(h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	355,733	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	326,000	317,023	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	111,517	100,944	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	160,799	149,309	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	485,625	440,455	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	673,132	518,896	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	148,680	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	2,550,584	220,224	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	3,115,365	200,886	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	290,007	283,257	(h)
4.24%	04/15/48	764,870	620,892	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	760,119	614,971	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	641,574	654,168
4.35%	05/15/48	586,623	581,224	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	43,990	44,149	(h)

Morgan Stanley Capital I Trust 2006-IQ11
5.78%	10/15/42	110,000	109,921	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	154,012	153,922	(h)
Morgan Stanley Capital I Trust 2006-T23
5.85%	08/12/41	345,594	348,017	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	290,000	304,061	(h)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	110,000	117,854	(h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	129,187	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	220,000	172,835	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	609,131	619,523
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	2,644,047	227,919	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	481,783	491,321
4.22%	06/15/48	239,622	188,261	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	146,644	119,272	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	293,304	297,393
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	146,742	119,942	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	146,643	115,536	(h)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.90%	12/15/48	743,135	726,823	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	381,206	389,880
4.47%	12/15/47	146,629	138,175	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	30,403	1,221
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	200,836
5.13%	12/15/46	140,000	133,281	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	190,621	177,171	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	293,728	246,581	(b)
4.72%	03/15/47	240,000	251,456	(h)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	443,071	357,444	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	578,051	444,424	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	80,000	61,185	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	471,684	(h)
4.59%	03/15/47	464,977	398,127	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	73,319	53,866
			25,008,618

Sovereign Bonds—0.3%
Government of Chile
3.63%	10/30/42	250,000	217,500
Government of Colombia
2.63%	03/15/23	236,000	207,326
5.63%	02/26/44	282,000	257,325
Government of Mexico
3.60%	01/30/25	510,000	496,995
4.00%	10/02/23	168,000	170,184
4.60%	01/23/46	245,000	216,825
4.75%	03/08/44	322,000	293,342
Government of Panama
4.00%	09/22/24	200,000	200,000
Government of Peru
4.13%	08/25/27	99,000	97,020
5.63%	11/18/50	55,000	56,100
Government of Philippines
4.20%	01/21/24	200,000	216,637
Government of Turkey
3.25%	03/23/23	73,000	66,872
4.88%	04/16/43	200,000	176,000
6.63%	02/17/45	76,000	85,166
			2,757,292

Municipal Bonds and Notes—0.1%
American Municipal Power Inc.
6.27%	02/15/50	95,000	110,478
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	202,819
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	68,115
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	336,374
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	150,308
State of California
5.70%	11/01/21	175,000	205,293
State of Illinois
5.10%	06/01/33	100,000	94,565
			1,167,952

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	64,117	3,526	(k,o)

Total Bonds and Notes
(Cost $242,771,112)			239,566,102

	Number of Shares	Fair Value
Exchange Traded Funds—3.6%
Financial Select Sector SPDR Fund	32,828	780,650	(n)
Industrial Select Sector SPDR Fund	59,068	3,131,195	(n)
Vanguard FTSE Emerging Markets ETF	715,071	23,389,972

Total Exchange Traded Funds
(Cost $29,109,641)		27,301,817

Total Investments in Securities
(Cost $649,676,438)		672,591,526

Short-Term Investments—11.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $90,559,684)		90,559,684	(d,m,n)

Total Investments
(Cost $740,236,122)		763,151,210

Liabilities in Excess of Other Assets, net—(0.2)%		(1,806,163)

NET ASSETS—100.0%		$761,345,047

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$2,900	5.00%	12/20/20	$37,209	$(15,516)	$52,725

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	March 2016	40	$1,426,095	$9,700
FTSE 100 Index Futures	March 2016	4	365,409	9,569
S&P 500 Emini Index Futures	March 2016	44	4,477,880	(81,110)
S&P Mid 400 Emini Index Futures	March 2016	159	22,156,650	323,001
Topix Index Futures	March 2016	8	1,029,137	17,148
U.S. Long Bond Futures	March 2016	2	307,500	(4,442)
2 Yr. U.S. Treasury Notes Futures	March 2016	97	21,071,734	(47,032)
5 Yr. U.S. Treasury Notes Futures	March 2016	8	946,562	(2,100)

				$224,734

The Fund had the following short futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2016	157	$(15,977,890)	$(203,231)
Ultra Long-Term U.S. Treasury Bond Futures	March 2016	23	(3,649,812)	(16,728)
10 Yr. U.S. Treasury Notes Futures	March 2016	191	(24,048,094)	151,070

				$(68,889)

				$155,845

The Fund was invested in the following countries/territories at December 31, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	74.83%
Japan	5.68%
United Kingdom	3.13%
France	2.85%
Germany	2.05%
Switzerland	1.93%
China	1.20%
Sweden	1.01%
Ireland	0.89%
Canada	0.89%
Netherlands	0.67%
India	0.56%
Hong Kong	0.55%
South Korea	0.43%
Taiwan	0.40%
Belgium	0.40%
Italy	0.36%
Mexico	0.35%
Australia	0.32%
Luxembourg	0.28%
Norway	0.27%
Spain	0.15%
Supranational	0.13%
Colombia	0.07%
Guernsey	0.06%
South Africa	0.06%
Jersey	0.06%
Turkey	0.06%
Philippines	0.05%
Brazil	0.05%
Russian Federation	0.04%
Chile	0.03%
Indonesia	0.03%
Republic of Korea	0.03%
Panama	0.03%
Bermuda	0.02%
Peru	0.02%
Cayman Islands	0.02%
Malaysia	0.01%
Qatar	0.01%
Thailand	0.01%
Hungary	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	2.35%	2.98%	5.33%
Pharmaceuticals	2.90%	1.75%	4.65%
Exchange Traded Funds	3.58%	0.00%	3.58%
Internet Software & Services	1.80%	0.98%	2.78%
Integrated Oil & Gas	1.50%	0.82%	2.32%
Healthcare Equipment	0.89%	1.08%	1.97%
Biotechnology	1.77%	0.00%	1.77%

Industry	Domestic	Foreign	Total
Communications Equipment	1.33%	0.33%	1.66%
Aerospace & Defense	1.09%	0.48%	1.57%
Technology Hardware, Storage & Peripherals	1.32%	0.25%	1.57%
Cable & Satellite	1.49%	0.00%	1.49%
Asset Management & Custody Banks	1.39%	(0.01%)	1.38%
Life & Health Insurance	0.16%	0.90%	1.06%
Multi-Line Insurance	0.61%	0.35%	0.96%
Movies & Entertainment	0.71%	0.22%	0.93%
Property & Casualty Insurance	0.00%	0.87%	0.87%
Industrial Machinery	0.44%	0.41%	0.85%
Automobile Manufacturers	0.21%	0.59%	0.80%
Wireless Telecommunication Services	0.00%	0.78%	0.78%
Diversified Real Estate Activities	0.00%	0.77%	0.77%
Packaged Foods & Meats	0.36%	0.37%	0.73%
Semiconductor Equipment	0.40%	0.33%	0.73%
Internet Retail	0.50%	0.23%	0.73%
Electronic Equipment & Instruments	0.00%	0.72%	0.72%
Oil & Gas Equipment & Services	0.45%	0.26%	0.71%
Specialized Finance	0.71%	0.00%	0.71%
Auto Parts & Equipment	0.00%	0.70%	0.70%
Specialized REITs	0.70%	0.00%	0.70%
Soft Drinks	0.69%	0.00%	0.69%
Data Processing & Outsourced Services	0.69%	0.00%	0.69%
Electrical Components & Equipment	0.00%	0.69%	0.69%
Home Improvement Retail	0.58%	0.00%	0.58%
Systems Software	0.54%	0.00%	0.54%
Application Software	0.26%	0.26%	0.52%
Building Products	0.00%	0.48%	0.48%
Consumer Finance	0.48%	0.00%	0.48%
Oil & Gas Exploration & Production	0.41%	0.03%	0.44%
Specialty Chemicals	0.00%	0.44%	0.44%
Research & Consulting Services	0.43%	0.00%	0.43%
Electric Utilities	0.23%	0.20%	0.43%
Brewers	0.00%	0.42%	0.42%
Airlines	0.35%	0.06%	0.41%
Semiconductors	0.00%	0.35%	0.35%
Investment Banking & Brokerage	0.35%	0.00%	0.35%
Fertilizers & Agricultural Chemicals	0.30%	0.00%	0.30%
Personal Products	0.00%	0.29%	0.29%
Healthcare Services	0.00%	0.28%	0.28%
Agricultural Products	0.28%	0.00%	0.28%
Railroads	0.06%	0.21%	0.27%
Multi-Utilities	0.26%	0.00%	0.26%
Household Products	0.11%	0.15%	0.26%
Construction Materials	0.00%	0.26%	0.26%
Trading Companies & Distributors	0.26%	0.00%	0.26%
General Merchandise Stores	0.24%	0.00%	0.24%
Advertising	0.00%	0.24%	0.24%
Healthcare Distributors	0.23%	0.00%	0.23%
Leisure Products	0.00%	0.22%	0.22%
Industrial Gases	0.00%	0.22%	0.22%
Electronic Components	0.00%	0.20%	0.20%
Apparel, Accessories & Luxury Goods	0.00%	0.19%	0.19%
Healthcare Supplies	0.19%	0.00%	0.19%
Integrated Telecommunication Services	0.19%	0.00%	0.19%
Security & Alarm Services	0.00%	0.16%	0.16%
Apparel Retail	0.00%	0.16%	0.16%

Industry	Domestic	Foreign	Total
IT Consulting & Other Services	0.12%	0.02%	0.14%
Diversified Metals & Mining	0.00%	0.12%	0.12%
Air Freight & Logistics	0.11%	0.00%	0.11%
Casinos & Gaming	0.11%	0.00%	0.11%
Drug Retail	0.11%	0.00%	0.11%
Broadcasting	0.09%	0.00%	0.09%
Human Resource & Employment Services	0.00%	0.09%	0.09%
Regional Banks	0.07%	0.00%	0.07%
Automotive Retail	0.07%	0.00%	0.07%
Independent Power Producers & Energy Traders	0.06%	0.01%	0.07%
Paper Packaging	0.06%	0.00%	0.06%
Diversified Chemicals	0.05%	0.00%	0.05%
Thrifts & Mortgage Finance	0.00%	0.04%	0.04%
Department Stores	0.00%	0.03%	0.03%
Household Appliances	0.00%	0.01%	0.01%
Coal & Consumable Fuels	0.00%	0.01%	0.01%
Industrial Conglomerates	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Food Retail	0.00%	0.01%	0.01%
Construction & Engineering	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Other Diversified Financial Services	0.00%	0.01%	0.01%
Trucking	0.00%	0.01%	0.01%
Restaurants	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Construction Machinery & Heavy Trucks	0.00%	0.00%	0.00	%***

			56.74%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.93%
Agency Mortgage Backed	7.26%
U.S. Treasuries	6.35%
Non-Agency Collateralized Mortgage Obligations	3.28%
Sovereign Bonds	0.36%
Municipal Bonds and Notes	0.15%
Agency Collateralized Mortgage Obligations	0.06%
FNMA (TBA)	0.00	%***

	31.39%

Short-Term Investments
Short-Term Investments	11.87%

	11.87%

	100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments December 31, 2015 (Unaudited)

Common Stock—93.6% †	Number of Shares	Fair Value
Advertising—0.1%
National CineMedia Inc.	42,500	$667,675

Aerospace & Defense—0.7%
Esterline Technologies Corp.	59,834	4,846,554	(a)
Teledyne Technologies Inc.	44,127	3,914,065	(a)
		8,760,619

Agricultural & Farm Machinery—0.7%
AGCO Corp.	172,165	7,814,569

Agricultural Products—0.7%
Darling Ingredients Inc.	842,520	8,863,310	(a)

Alternative Carriers—0.1%
Inteliquent Inc.	58,500	1,039,545

Aluminum—0.0% *
Century Aluminum Co.	50,071	221,314	(a)

Apparel Retail—0.9%
Abercrombie & Fitch Co., Class A	11,628	313,956
American Eagle Outfitters Inc.	32,427	502,619
Genesco Inc.	89,024	5,059,234	(a)
The Buckle Inc.	156,289	4,810,575
		10,686,384

Apparel, Accessories & Luxury Goods—0.5%
Columbia Sportswear Co.	71,855	3,503,650
G-III Apparel Group Ltd.	51,630	2,285,144	(a)
Oxford Industries Inc.	7,496	478,394
		6,267,188

Application Software—5.2%
ACI Worldwide Inc.	244,591	5,234,247	(a)
Blackbaud Inc.	258,025	16,993,526
Guidewire Software Inc.	101,500	6,106,240	(a)
Jive Software Inc.	522,683	2,132,547	(a)
Mentor Graphics Corp.	156,500	2,882,730
MicroStrategy Inc., Class A	4,900	878,521	(a)
PROS Holdings Inc.	226,000	5,207,040	(a)
PTC Inc.	103,393	3,580,500	(a)
Qlik Technologies Inc.	109,000	3,450,940	(a)
RealPage Inc.	371,264	8,334,877	(a)
Sapiens International Corporation N.V.	77,799	793,550
SS&C Technologies Holdings Inc.	78,252	5,342,264
Zix Corp.	221,300	1,124,204	(a)
		62,061,186

Asset Management & Custody Banks—0.8%
Ashford Inc.	8,700	463,275	(a)
Financial Engines Inc.	238,500	8,030,295
Westwood Holdings Group Inc.	11,248	585,908
		9,079,478

Auto Parts & Equipment—0.8%
American Axle & Manufacturing Holdings Inc.	30,525	578,143	(a)
Cooper-Standard Holding Inc.	12,067	936,279	(a)
Stoneridge Inc.	55,217	817,212	(a)
Tenneco Inc.	145,285	6,670,034	(a)
		9,001,668

Automobile Manufacturers—0.6%
Thor Industries Inc.	105,195	5,906,699
Winnebago Industries Inc.	61,086	1,215,612
		7,122,311

Automotive Retail—1.2%
CST Brands Inc.	252,000	9,863,280
Group 1 Automotive Inc.	46,050	3,485,985
Monro Muffler Brake Inc.	21,775	1,441,940
		14,791,205

Biotechnology—2.2%
Aduro Biotech Inc.	29,500	830,130	(a)
Agios Pharmaceuticals Inc.	7,000	454,440	(a)
Anacor Pharmaceuticals Inc.	6,500	734,305	(a)
Applied Genetic Technologies Corp.	56,600	1,154,640	(a)
Ardelyx Inc.	42,600	771,912	(a)
BioCryst Pharmaceuticals Inc.	86,300	890,616	(a)
Cepheid	228,000	8,328,840	(a)
Concert Pharmaceuticals Inc.	28,500	540,645	(a)
Eagle Pharmaceuticals Inc.	4,800	425,616	(a)
Five Prime Therapeutics Inc.	18,600	771,900	(a)
Infinity Pharmaceuticals Inc.	73,500	576,975	(a)
Insys Therapeutics Inc.	30,500	873,215	(a)
MacroGenics Inc.	28,800	891,936	(a)
MiMedx Group Inc.	56,400	528,468	(a)
NewLink Genetics Corp.	17,700	644,103	(a)
Orexigen Therapeutics Inc.	286,400	492,608	(a)
Raptor Pharmaceutical Corp.	148,600	772,720	(a)
Repligen Corp.	196,543	5,560,201	(a)
Retrophin Inc.	20,800	401,232	(a)
		25,644,502

Brewers—0.3%
The Boston Beer Company Inc., Class A	18,500	3,735,335	(a)

Broadcasting—0.1%
Gray Television Inc.	42,579	694,038	(a)

Building Products—0.3%
Apogee Enterprises Inc.	12,788	556,406
Builders FirstSource Inc.	85,237	944,426	(a)
Universal Forest Products Inc.	29,299	2,003,172
		3,504,004

Casinos & Gaming—0.3%
Churchill Downs Inc.	6,300	891,387
Eldorado Resorts Inc.	68,600	754,600	(a)
Isle of Capri Casinos Inc.	45,400	632,422	(a)
Pinnacle Entertainment Inc.	27,518	856,360	(a)
		3,134,769

Commercial Printing—0.4%
Brady Corp., Class A	220,500	5,067,090
Deluxe Corp.	5,591	304,933
		5,372,023

Commodity Chemicals—0.1%
Hawkins Inc.	20,000	715,400
Koppers Holdings Inc.	22,740	415,005
Trinseo S.A.	23,451	661,318	(a)
		1,791,723

Communications Equipment—0.5%
ADTRAN Inc.	60,420	1,040,432
CalAmp Corp.	60,435	1,204,470	(a)
Ciena Corp.	44,835	927,636	(a)
Finisar Corp.	48,101	699,389	(a)
Ixia	63,700	791,791	(a)
Lumentum Holdings Inc.	14,894	327,966	(a)
Ruckus Wireless Inc.	54,469	583,363	(a)
		5,575,047

Construction & Engineering—0.9%
Chicago Bridge & Iron Company N.V.	208,395	8,125,321
Comfort Systems USA Inc.	40,295	1,145,184
Dycom Industries Inc.	11,108	777,116	(a)
Granite Construction Inc.	19,906	854,166
		10,901,787

Construction Machinery & Heavy Trucks—1.0%
Alamo Group Inc.	33,235	1,731,544
Astec Industries Inc.	40,860	1,663,002
Trinity Industries Inc.	301,105	7,232,542
Wabash National Corp.	124,933	1,477,957	(a)
		12,105,045

Consumer Electronics—0.1%
Skullcandy Inc.	70,037	331,275	(a)
ZAGG Inc.	62,000	678,280	(a)
		1,009,555

Data Processing & Outsourced Services—2.5%
Broadridge Financial Solutions Inc.	133,970	7,198,208
CoreLogic Inc.	117,385	3,974,656	(a)
CSG Systems International Inc.	105,265	3,787,435
Everi Holdings Inc.	420,120	1,844,327	(a)
Higher One Holdings Inc.	309,917	1,004,131	(a)
VeriFone Systems Inc.	117,712	3,298,290	(a)
WEX Inc.	103,500	9,149,400	(a)
		30,256,447

Distributors—0.8%
LKQ Corp.	308,517	9,141,359	(a)

Diversified REITs—0.5%
Cousins Properties Inc.	538,252	5,075,716
Gramercy Property Trust	136,915	1,056,984
		6,132,700

Diversified Support Services—1.4%
Healthcare Services Group Inc.	216,276	7,541,544
Ritchie Bros Auctioneers Inc.	330,374	7,965,317
UniFirst Corp.	10,815	1,126,923
		16,633,784

Education Services—0.4%
Capella Education Co.	12,900	596,238
ITT Educational Services Inc.	199,161	742,871	(a)
K12 Inc.	304,585	2,680,348	(a)
Strayer Education Inc.	11,500	691,380	(a)
		4,710,837

Electric Utilities—1.0%
ALLETE Inc.	21,561	1,095,945
IDACORP Inc.	146,789	9,981,652
PNM Resources Inc.	39,054	1,193,881
		12,271,478

Electrical Components & Equipment—0.4%
Encore Wire Corp.	64,846	2,405,138
EnerSys	16,473	921,335
Franklin Electric Company Inc.	11,008	297,546
Regal Beloit Corp.	9,625	563,255
		4,187,274

Electronic Components—0.6%
Belden Inc.	10,874	518,472
Littelfuse Inc.	50,883	5,444,990
Rogers Corp.	23,799	1,227,315	(a)
		7,190,777

Electronic Equipment & Instruments—0.5%
Coherent Inc.	9,800	638,078	(a)
Control4 Corp.	144,765	1,052,442	(a)
FARO Technologies Inc.	20,382	601,677	(a)
Rofin-Sinar Technologies Inc.	33,130	887,221	(a)
Zebra Technologies Corp., Class A	34,940	2,433,571	(a)
		5,612,989

Electronic Manufacturing Services—0.2%
Methode Electronics Inc.	39,005	1,241,529
Plexus Corp.	30,886	1,078,539	(a)
		2,320,068

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	201,380	8,387,477	(a)
SP Plus Corp.	33,200	793,480	(a)
		9,180,957

Fertilizers & Agricultural Chemicals—0.0% *
Intrepid Potash Inc.	35,791	105,583	(a)

Food Distributors—0.4%
SpartanNash Co.	231,318	5,005,722

Food Retail—1.0%
Casey’s General Stores Inc.	35,413	4,265,496
The Fresh Market Inc.	311,000	7,283,620	(a)
		11,549,116

Footwear—1.0%
Crocs Inc.	48,025	491,776	(a)
Deckers Outdoor Corp.	74,549	3,518,713	(a)
Wolverine World Wide Inc.	472,000	7,887,120
		11,897,609

Gas Utilities—0.1%
South Jersey Industries Inc.	51,709	1,216,196

Health Care REITs—0.4%
National Health Investors Inc.	10,772	655,692
Omega Healthcare Investors Inc.	113,735	3,978,450
		4,634,142

Healthcare Distributors—0.5%
Aceto Corp.	100,500	2,711,490
Owens & Minor Inc.	79,854	2,873,147
		5,584,637

Healthcare Equipment—5.5%
ABIOMED Inc.	5,000	451,400	(a)
Analogic Corp.	9,800	809,480
Cantel Medical Corp.	80,500	5,002,270
Cardiovascular Systems Inc.	209,500	3,167,640	(a)
CONMED Corp.	48,000	2,114,400
Exactech Inc.	26,120	474,078	(a)
Globus Medical Inc., Class A	215,684	6,000,329	(a)
Greatbatch Inc.	22,674	1,190,385	(a)
Hill-Rom Holdings Inc.	175,971	8,457,166
Inogen Inc.	23,100	926,079	(a)
Insulet Corp.	148,500	5,614,785	(a)
Integra LifeSciences Holdings Corp.	161,500	10,946,470	(a)
iRadimed Corp.	30,300	849,309	(a)
K2M Group Holdings Inc.	34,400	679,056	(a)
LeMaitre Vascular Inc.	61,900	1,067,775
Masimo Corp.	159,800	6,633,298	(a)
Natus Medical Inc.	38,097	1,830,561	(a)
NuVasive Inc.	139,700	7,559,167	(a)
NxStage Medical Inc.	44,600	977,186	(a)
Orthofix International N.V.	8,412	329,835	(a)
Zeltiq Aesthetics Inc.	23,800	679,014	(a)
		65,759,683

Healthcare Facilities—0.7%
Amsurg Corp.	110,735	8,415,860	(a)
Genesis Healthcare Inc.	103,150	357,931	(a)
		8,773,791

Healthcare Services—2.2%
Addus HomeCare Corp.	16,000	372,480	(a)
Air Methods Corp.	88,413	3,707,157	(a)
AMN Healthcare Services Inc.	40,614	1,261,065	(a)
BioTelemetry Inc.	79,200	925,056	(a)
CorVel Corp.	21,600	948,672	(a)
Cross Country Healthcare Inc.	57,000	934,230	(a)
Diplomat Pharmacy Inc.	23,497	804,067	(a)
LHC Group Inc.	21,200	960,148	(a)
MEDNAX Inc.	162,363	11,634,932	(a)
RadNet Inc.	100,300	619,854	(a)
Team Health Holdings Inc.	102,130	4,482,486	(a)
		26,650,147

Healthcare Supplies—1.3%
Endologix Inc.	406,392	4,023,281	(a)
Halyard Health Inc.	69,000	2,305,290	(a)
ICU Medical Inc.	54,400	6,135,232	(a)
Merit Medical Systems Inc.	25,050	465,679	(a)
OraSure Technologies Inc.	148,200	954,408	(a)
Sientra Inc.	175,900	1,041,328	(a)
Vascular Solutions Inc.	21,800	749,702	(a)
		15,674,920

Healthcare Technology—1.7%
HMS Holdings Corp.	422,923	5,218,870	(a)
MedAssets Inc.	50,257	1,554,952	(a)
Medidata Solutions Inc.	128,500	6,333,765	(a)
Omnicell Inc.	172,000	5,345,760	(a)
Quality Systems Inc.	43,319	698,302
Vocera Communications Inc.	73,822	900,628	(a)
		20,052,277

Home Building—0.2%
Meritage Homes Corp.	27,203	924,630	(a)
TopBuild Corp.	32,679	1,005,533	(a)
		1,930,163

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	37,507	1,043,445

Hotel & Resort REITs—0.4%
Ashford Hospitality Trust Inc.	89,240	563,105
Hersha Hospitality Trust	51,300	1,116,288
RLJ Lodging Trust	134,440	2,907,937
		4,587,330

Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	174,600	2,725,506

Household Appliances—0.1%
Helen of Troy Ltd.	13,140	1,238,445	(a)

Housewares & Specialties—0.1%
Tupperware Brands Corp.	11,157	620,887

Human Resource & Employment Services—0.1%
Insperity Inc.	15,519	747,240
TrueBlue Inc.	16,623	428,208	(a)
		1,175,448

Industrial Conglomerates—0.2%
Raven Industries Inc.	184,000	2,870,400

Industrial Machinery—6.9%
Actuant Corp., Class A	201,500	4,827,940
Altra Industrial Motion Corp.	35,488	890,039
Barnes Group Inc.	76,955	2,723,437
CLARCOR Inc.	201,032	9,987,270
IDEX Corp.	93,790	7,185,252
John Bean Technologies Corp.	33,100	1,649,373
LB Foster Co., Class A	36,830	503,098
Luxfer Holdings PLC ADR	217,477	2,139,974
Lydall Inc.	108,500	3,849,580	(a)
Mueller Industries Inc.	174,447	4,727,514
Nordson Corp.	65,969	4,231,911

RBC Bearings Inc.	95,500	6,168,345	(a)
Standex International Corp.	55,500	4,614,825
The Gorman-Rupp Co.	63,900	1,708,047
The Timken Co.	262,770	7,512,594
TriMas Corp.	350,000	6,527,500	(a)
Valmont Industries Inc.	2,900	307,458
Woodward Inc.	247,586	12,295,121
		81,849,278

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	58,819	962,279
STAG Industrial Inc.	64,929	1,197,940
		2,160,219

Internet Retail—0.1%
Overstock.com Inc.	83,400	1,024,152	(a)

Internet Software & Services—2.4%
Brightcove Inc.	100,600	623,720	(a)
Cornerstone OnDemand Inc.	148,680	5,133,920	(a)
GoDaddy Inc., Class A	37,225	1,193,434	(a)
LogMeIn Inc.	136,000	9,125,600	(a)
NIC Inc.	391,549	7,705,684
SciQuest Inc.	64,800	840,456	(a)
SPS Commerce Inc.	41,000	2,878,610	(a)
XO Group Inc.	76,468	1,228,076	(a)
		28,729,500

Investment Banking & Brokerage—1.3%
Greenhill & Company Inc.	57,252	1,637,980
Piper Jaffray Cos.	37,627	1,520,131	(a)
Raymond James Financial Inc.	185,943	10,779,115
Stifel Financial Corp.	31,394	1,329,850	(a)
		15,267,076

IT Consulting & Other Services—0.1%
Perficient Inc.	48,280	826,554	(a)

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	60,952	1,464,677
StanCorp Financial Group Inc.	11,464	1,305,520
		2,770,197

Life Sciences Tools & Services—2.2%
Albany Molecular Research Inc.	248,060	4,923,991	(a)
Bruker Corp.	200,394	4,863,563	(a)
Cambrex Corp.	27,110	1,276,610	(a)
Charles River Laboratories International Inc.	12,983	1,043,703	(a)
ICON PLC	129,397	10,054,147	(a)
INC Research Holdings Inc., Class A	43,900	2,129,589	(a)
PAREXEL International Corp.	14,711	1,002,113	(a)
PRA Health Sciences Inc.	13,300	602,091	(a)
		25,895,807

Managed Healthcare—1.1%
Centene Corp.	130,425	8,583,269	(a)
Molina Healthcare Inc.	68,037	4,091,065	(a)
		12,674,334

Marine—0.1%
Matson Inc.	34,420	1,467,325

Multi-Line Insurance—0.0% *
Horace Mann Educators Corp.	17,558	582,574

Multi-Utilities—0.1%
Avista Corp.	31,530	1,115,216

Office REITs—0.5%
BioMed Realty Trust Inc.	208,257	4,933,608
Corporate Office Properties Trust	59,224	1,292,860
		6,226,468

Office Services & Supplies—1.2%
ARC Document Solutions Inc.	112,451	497,034	(a)
Herman Miller Inc.	174,680	5,013,316
HNI Corp.	9,937	358,328
Steelcase Inc., Class A	59,037	879,651
West Corp.	328,738	7,090,879
		13,839,208

Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	41,615	354,144

Oil & Gas Equipment & Services—1.1%
CARBO Ceramics Inc.	147,765	2,541,558
Dril-Quip Inc.	32,843	1,945,291	(a)
Forum Energy Technologies Inc.	332,240	4,139,710	(a)
Geospace Technologies Corp.	16,361	230,199	(a)
Hornbeck Offshore Services Inc.	50,962	506,562	(a)
Natural Gas Services Group Inc.	28,755	641,237	(a)
Oil States International Inc.	107,042	2,916,895	(a)
		12,921,452

Oil & Gas Exploration & Production—1.3%
Bonanza Creek Energy Inc.	64,629	340,595	(a)
Carrizo Oil & Gas Inc.	71,370	2,111,125	(a)
Denbury Resources Inc.	1,040,870	2,102,557
Newfield Exploration Co.	225,520	7,342,931	(a)
Parsley Energy Inc., Class A	44,999	830,232	(a)
SM Energy Co.	128,211	2,520,628
Synergy Resources Corp.	57,847	492,856	(a)
		15,740,924

Oil & Gas Refining & Marketing—0.1%
Alon USA Energy Inc.	45,782	679,405
Pacific Ethanol Inc.	78,100	373,318	(a)
Western Refining Inc.	17,137	610,420
		1,663,143

Packaged Foods & Meats—2.8%
B&G Foods Inc.	153,500	5,375,570
J&J Snack Foods Corp.	3,261	380,461
Lancaster Colony Corp.	36,900	4,260,474
Sanderson Farms Inc.	112,126	8,692,007
Snyder’s-Lance Inc.	150,500	5,162,150
TreeHouse Foods Inc.	113,500	8,905,210	(a)
		32,775,872

Paper Packaging—0.4%
AEP Industries Inc.	9,800	756,070	(a)
Packaging Corporation of America	62,219	3,922,908
		4,678,978

Paper Products—0.1%
Neenah Paper Inc.	26,987	1,684,798

Personal Products—0.2%
Elizabeth Arden Inc.	83,000	821,700	(a)
USANA Health Sciences Inc.	10,301	1,315,953	(a)
		2,137,653

Pharmaceuticals—0.4%
Corcept Therapeutics Inc.	158,100	787,338	(a)
Lannett Company Inc.	13,157	527,859	(a)
Pernix Therapeutics Holdings Inc.	158,100	466,395	(a)
Phibro Animal Health Corp., Class A	48,000	1,446,240
Prestige Brands Holdings Inc.	16,604	854,774	(a)
Sucampo Pharmaceuticals Inc., Class A	40,800	705,432	(a)
		4,788,038

Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	248,500	9,241,715
AMERISAFE Inc.	39,545	2,012,841
Argo Group International Holdings Ltd.	113,767	6,807,817
Federated National Holding Co.	17,500	517,300
HCI Group Inc.	19,992	696,721
Heritage Insurance Holdings Inc.	37,114	809,827
James River Group Holdings Ltd.	36,500	1,224,210
RLI Corp.	68,853	4,251,673
The Navigators Group Inc.	45,500	3,903,445	(a)
		29,465,549

Publishing—1.1%
John Wiley & Sons Inc., Class A	291,063	13,106,567

Railroads—0.5%
Genesee & Wyoming Inc., Class A	101,464	5,447,602	(a)

Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	27,800	773,118	(a)

Regional Banks—9.1%
Bank of the Ozarks Inc.	32,800	1,622,288
BankUnited Inc.	33,242	1,198,707
Banner Corp.	22,406	1,027,539
Bryn Mawr Bank Corp.	118,500	3,403,320
Camden National Corp.	17,059	752,131
Cascade Bancorp	71,141	431,826	(a)
CoBiz Financial Inc.	26,190	351,470
Columbia Banking System Inc.	24,580	799,096
Community Bank System Inc.	124,500	4,972,530
Cullen/Frost Bankers Inc.	47,007	2,820,420
CVB Financial Corp.	327,000	5,532,840
Enterprise Financial Services Corp.	21,282	603,345
FCB Financial Holdings Inc., Class A	37,686	1,348,782	(a)
Fidelity Southern Corp.	29,910	667,292
First Financial Bankshares Inc.	148,500	4,480,245
First Foundation Inc.	15,644	369,042	(a)
Fulton Financial Corp.	425,539	5,536,262
German American Bancorp Inc.	20,500	683,060
Great Southern Bancorp Inc.	11,640	526,826
Home BancShares Inc.	30,368	1,230,511
Iberiabank Corp.	83,990	4,625,329

Independent Bank Corp.	72,500	3,372,700
Lakeland Financial Corp.	6,960	324,475
LegacyTexas Financial Group Inc.	33,635	841,548
NBT Bancorp Inc.	56,000	1,561,280
Old National Bancorp	21,874	296,612
PacWest Bancorp	51,842	2,234,390
PrivateBancorp Inc.	185,345	7,602,852
Prosperity Bancshares Inc.	174,199	8,337,164
Renasant Corp.	258,247	8,886,279
South State Corp.	8,546	614,885
Southwest Bancorp Inc.	37,538	656,164
Stock Yards Bancorp Inc.	58,000	2,191,820
SVB Financial Group	48,372	5,751,431	(a)
UMB Financial Corp.	194,000	9,030,700
Umpqua Holdings Corp.	93,276	1,483,088
Union Bankshares Corp.	30,750	776,130
United Community Banks Inc.	58,256	1,135,410
Washington Trust Bancorp Inc.	101,000	3,991,520
Westamerica Bancorporation	85,747	4,008,672
Wintrust Financial Corp.	27,194	1,319,453
		107,399,434

Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	161,000	10,302,390
Maiden Holdings Ltd.	86,274	1,286,345
		11,588,735

Research & Consulting Services—0.3%
Resources Connection Inc.	229,302	3,746,795

Residential REITs—0.6%
Education Realty Trust Inc.	169,705	6,428,425
Sun Communities Inc.	17,358	1,189,544
		7,617,969

Restaurants—1.1%
BJ’s Restaurants Inc.	21,525	935,692	(a)
Cracker Barrel Old Country Store Inc.	33,820	4,289,390
El Pollo Loco Holdings Inc.	115,500	1,458,765	(a)
Texas Roadhouse Inc.	176,588	6,316,553
		13,000,400

Retail REITs—0.3%
Inland Real Estate Corp.	125,418	1,331,939
Retail Opportunity Investments Corp.	56,302	1,007,806
Tanger Factory Outlet Centers Inc.	25,810	843,987
		3,183,732

Security & Alarm Services—0.7%
The Brink’s Co.	275,630	7,954,682

Semiconductor Equipment—0.6%
Advanced Energy Industries Inc.	24,500	691,635	(a)
Brooks Automation Inc.	37,374	399,154
Cabot Microelectronics Corp.	16,300	713,614	(a)
Cascade Microtech Inc.	60,400	981,500	(a)
Rudolph Technologies Inc.	299,317	4,256,288	(a)
		7,042,191

Semiconductors—1.2%
Cirrus Logic Inc.	20,100	593,553	(a)
Diodes Inc.	9,446	217,069	(a)
Exar Corp.	104,186	638,660	(a)

Integrated Device Technology Inc.	29,600	779,960	(a)
Lattice Semiconductor Corp.	76,973	498,015	(a)
Microsemi Corp.	227,739	7,422,014	(a)
Semtech Corp.	235,428	4,454,298	(a)
		14,603,569

Specialized Finance—0.1%
MarketAxess Holdings Inc.	8,800	981,992
NewStar Financial Inc.	38,675	347,302	(a)
		1,329,294

Specialized REITs—0.5%
CoreSite Realty Corp.	92,997	5,274,790
Potlatch Corp.	32,847	993,293
		6,268,083

Specialty Chemicals—2.6%
Balchem Corp.	50,419	3,065,475
HB Fuller Co.	116,512	4,249,193
Innospec Inc.	90,000	4,887,900
PolyOne Corp.	177,929	5,651,025
Quaker Chemical Corp.	58,772	4,540,725
Sensient Technologies Corp.	134,569	8,453,624
		30,847,942

Specialty Stores—0.3%
Cabela’s Inc.	7,083	330,989	(a)
Hibbett Sports Inc.	90,500	2,736,720	(a)
		3,067,709

Steel—0.3%
Commercial Metals Co.	207,115	2,835,404
Ryerson Holding Corp.	106,968	499,541	(a)
Schnitzer Steel Industries Inc., Class A	25,797	370,703
		3,705,648

Systems Software—1.3%
Barracuda Networks Inc.	20,237	378,027	(a)
CommVault Systems Inc.	23,500	924,725	(a)
FleetMatics Group PLC	60,600	3,077,874	(a)
Gigamon Inc.	42,611	1,132,174	(a)
Qualys Inc.	267,000	8,835,030	(a)
The Rubicon Project Inc.	51,331	844,395	(a)
		15,192,225

Technology Distributors—0.1%
Insight Enterprises Inc.	23,005	577,885	(a)
ScanSource Inc.	28,035	903,288	(a)
		1,481,173

Technology Hardware, Storage & Peripherals—0.6%
Diebold Inc.	236,185	7,106,806
Super Micro Computer Inc.	20,915	512,627	(a)
		7,619,433

Thrifts & Mortgage Finance—0.4%
Essent Group Ltd.	31,739	694,767	(a)
HomeStreet Inc.	45,302	983,506	(a)
LendingTree Inc.	6,900	616,032	(a)
Walker & Dunlop Inc.	30,624	882,277	(a)
Washington Federal Inc.	51,168	1,219,334
		4,395,916

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	218,848	8,861,156

Trucking—0.9%
Heartland Express Inc.	48,542	826,185
Landstar System Inc.	35,000	2,052,750
Old Dominion Freight Line Inc.	84,694	5,002,874	(a)
Saia Inc.	54,612	1,215,117	(a)
USA Truck Inc.	25,300	441,485	(a)
YRC Worldwide Inc.	48,300	684,894	(a)
		10,223,305
Wireless Telecommunication Services—0.1%
Shenandoah Telecommunications Co.	24,600	1,059,030

Total Common Stock
(Cost $1,000,790,403)		1,110,732,564

Short-Term Investments—6.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.09%
(Cost $79,099,507)		79,099,507	(d,m,n)

Total Investments
(Cost $1,079,889,910)		1,189,832,071

Liabilities in Excess of Other Assets, net—(0.3)%		(3,680,393)

NET ASSETS—100.0%		$1,186,151,678

Other Information:

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2016	133	$15,048,950	$297,196

Notes to Schedules of Investments December 31, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to $27,727,396 and $35,388,193 or 3.64% and 12.39% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at December 31, 2015.

(i)	Step coupon bond.

(j)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser.

(k)	Security is in default.

(l)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(m)	At December 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(n)	Sponsored by SSGA Funds Management, Inc., the S&P 500 Index Fund’s sub-advisor, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of December 31, 2015.
*	Less than 0.05%.
**	Less than $0.50
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended December 31, 2015, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/ or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended December 31, 2015, the Strategic Investment Fund and Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Strategic Investment Fund and Income Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at December 31, 2015:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities†
	Common Stock	$1,312,113,630	$—	$—	$1,312,113,630
	Short-Term Investments	29,504,280	—	—	29,504,280

	Total Investments in Securities	$1,341,617,910	$—	$—	$1,341,617,910

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Depreciation	$(60,113)	$—	$—	$(60,113)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$341,442,977	$—	$—	$341,442,977
	Short-Term Investments	13,868,022	—	—	13,868,022

	Total Investments in Securities	$355,310,999	$—	$—	$355,310,999

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Depreciation	$(60)	$—	$—	$(60)

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$58,922,743	$—	$—	$58,922,743
	Exchange Traded Funds	987,994	—	—	987,994
	Short-Term Investments	2,020,584	—	—	2,020,584

	Total Investments in Securities	$61,931,321	$—	$—	$61,931,321

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$11,566	$—	$—	$11,566

U.S. Equity Fund	Investments in Securities†
	Common Stock	$579,759,738	$—	$—	$579,759,738
	Exchange Traded Funds	9,033,202	—	—	9,033,202
	Short-Term Investments	3,528,038	—	—	3,528,038

	Total Investments in Securities	$592,320,978	$—	$—	$592,320,978

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(297,289)	$—	$—	$(297,289)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$17,776,221	$—	$—	$17,776,221
	Short-Term Investments	728,433	—	—	728,433

	Total Investments in Securities	$18,504,654	$—	$—	$18,504,654

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(672)	$—	$—	$(672)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$51,019,746	$—	$51,019,746
	Agency Mortgage Backed	—	63,697,827	—	63,697,827
	Agency Collateralized Mortgage Obligations	—	761,717	—	761,717
	Asset Backed	—	280,537	—	280,537
	Corporate Notes	—	124,300,277	—	124,300,277
	Non-Agency Collateralized Mortgage Obligations	—	34,707,120	—	34,707,120
	Sovereign Bonds	—	3,101,172	—	3,101,172
	Municipal Bonds and Notes	—	2,008,351	—	2,008,351
	FNMA (TBA)	—	—	11,914	11,914
	Preferred Stock	340,709	—	—	340,709
	Short-Term Investments	12,819,988	—	—	12,819,988

	Total Investments in Securities	$13,160,697	$279,876,747	$11,914	$293,049,358

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Appreciation	$—	$96,359	$—	$96,359
	Long Futures Contracts — Unrealized Appreciation	408	—	—	408
	Long Futures Contracts — Unrealized Depreciation	(120,499)	—	—	(120,499)
	Short Futures Contracts — Unrealized Appreciation	320,820	—	—	320,820

	Total Other Financial Instruments	$200,729	$96,359	$—	$297,088

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$236,904,159	$—	$—	$236,904,159
	Foreign Equity	168,819,448	—	—	168,819,448
	U.S. Treasuries	—	48,422,804	—	48,422,804
	Agency Mortgage Backed	—	55,419,802	—	55,419,802
	Agency Collateralized Mortgage Obligations	—	466,114	—	466,114
	Corporate Notes	—	106,319,994	—	106,319,994
	Non-Agency Collateralized Mortgage Obligations	—	25,008,618	—	25,008,618
	Sovereign Bonds	—	2,757,292	—	2,757,292
	Municipal Bonds and Notes	—	1,167,952	—	1,167,952
	FNMA (TBA)	—	—	3,526	3,526
	Exchange Traded Funds	27,301,817	—	—	27,301,817
	Short-Term Investments	90,559,684	—	—	90,559,684

	Total Investments in Securities	$523,585,108	$239,562,576	$3,526	$763,151,210

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Appreciation	$—	$52,725	$—	$52,725
	Long Futures Contracts — Unrealized Appreciation	359,418	—	—	359,418
	Long Futures Contracts — Unrealized Depreciation	(134,684)	—	—	(134,684)
	Short Futures Contracts — Unrealized Appreciation	151,070	—	—	151,070
	Short Futures Contracts — Unrealized Depreciation	(219,959)	—	—	(219,959)

	Total Other Financial Instruments	$155,845	$52,725	$—	$208,570

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,110,732,564	$—	$—	$1,110,732,564
	Short-Term Investments	79,099,507	—	—	79,099,507

	Total Investments in Securities	$1,189,832,071	$—	$—	$1,189,832,071

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$297,196	$—	$—	$297,196

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2015 is not presented.

INCOME TAXES

At December 31, 2015, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
International Equity Fund	$1,341,375,717	$133,610,393	$(133,368,200)	$242,193
Premier Growth Equity Fund	282,851,327	78,473,417	(6,013,745)	72,459,672
U.S. Large-Cap Core Equity Fund	57,927,549	7,334,113	(3,330,341)	4,003,772
U.S. Equity Fund	527,568,364	89,506,729	(24,754,115)	64,752,614
S&P 500 Index Fund	15,689,580	3,639,937	(824,863)	2,815,074
Income Fund	297,504,485	1,938,040	(6,393,167)	(4,455,127)
Strategic Investment Fund	743,506,006	54,204,882	(34,559,678)	19,645,204
Small-Cap Equity Fund	1,085,120,987	199,270,478	(94,559,394)	104,711,084

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: February 18, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: February 18, 2016